UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04642
Virtus Variable Insurance Trust
(Exact name of registrant as specified in charter)

One Financial Plaza
Hartford, CT 06103-2608

Jennifer Fromm, Esq.
Vice President, Chief Legal Officer, Counsel and Secretary for Registrant
One Financial Plaza
Hartford, CT 06103-2608
(Name and address of agent for service)

Registrant's telephone number, including area code:
(800)-367-5877
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2025

Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Virtus Duff & Phelps Real Estate Securities Series
Class A
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Virtus Duff & Phelps Real Estate Securities Series (“Series”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877.
What were the Series costs for the last year?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Real Estate Securities Series Class A	$110	1.10%
Portfolio Manager Commentary by Duff & Phelps Investment Management Co.
  For the fiscal year ended December 31, 2025, the Series' Class A shares at NAV returned 0.72%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 17.13% and the FTSE Nareit Equity REITs Index, which serves as the style-specific index, returned 2.88%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The FTSE Nareit Equity REITs Index is a free-float market capitalization-weighted index measuring equity tax-qualified real estate investment trusts, which meet minimum size and liquidity criteria, that are listed on the New York Stock Exchange, the American Stock Exchange and the NASDAQ National Market System. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted the Series performance over the reporting period?
The Series utilizes an actively managed, bottom-up fundamental research approach to identify a diversified group of high-quality real estate companies believed by the Series’ portfolio managers to have strong management, a competitively positioned portfolio, a well-structured balance sheet, stronger cash flow and dividend growth, and shares that are trading at a reasonable valuation. As such, the performance of the Series is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Over the course of the 12-month period, negative property sector allocation contributed to underperformance relative to the FTSE NAREIT Equity REITs Index (the Index), the Series’ style-specific benchmark. The Series’ stock selection within the health care property sector was the largest contributor to performance, followed by stock selection within the office sector. Stock selection within specialty and an overweight to data centers detracted the most from performance. The largest contributors to performance for the 12-month period were Ventas, Sabra Health Care, First Industrial, Healthpeak, and Public Storage. The largest detractors from performance during the period were American Homes 4 Rent, AvalonBay Communities, Realty Income, CubeSmart, and Rexford Industrial. The following table outlines key factors that materially affected the Series’ performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Ventas	Positive	Ventas’ shares significantly outperformed the Index and contributed to performance within the health care property sector. Appreciation in the shares was driven by strong operating performance in the company’s senior housing operating properties segment, which benefited from increases in occupancy and rate growth.

Sabra Health Care	Positive	Sabra Health Care’s shares significantly outperformed the Index and contributed to performance within the health care property sector. Appreciation in the shares was driven by strong same-store net operating income growth, and earnings that consistently met or exceeded expectations. The company’s senior housing operating properties segment benefited from demographic tailwinds.

American Homes 4 Rent	Negative	Shares of American Homes 4 Rent meaningfully underperformed the Index. The company’s single family home portfolio suffered from lower occupancy, which limited the company’s pricing power and led to slowing rent growth.

AvalonBay Communities	Negative	AvalonBay Communities, an apartment real estate investment trust (REIT), detracted from performance. The company’s apartment portfolio suffered from an earlier-than-anticipated slowdown in rent growth due to a lower peak during the spring leasing season. Operating expenses also faced upward pressure during the year, causing an increase in the REIT’s expected growth in same-store expenses.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Series historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus Duff & Phelps Real Estate Securities Series (Class A) at NAV(1)	0.72%	6.06%	5.95%
FT Wilshire 5000 Index	17.13%	13.40%	14.45%
FTSE Nareit Equity REITs Index	2.88%	6.63%	5.70%
(1)	“NAV” (Net Asset Value) total returns do not reflect any fees or expenses associated with the separate insurance products.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/vits-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.

KEY SERIES STATISTICS (as of December 31, 2025)
Series net assets (‘000s)	$102,112
Total number of portfolio holdings	31
Total advisory fee paid (‘000s)	$669
Portfolio turnover rate as of the end of the reporting period	22%

Asset Allocation(1)
Health Care REITS	20%
Industrial/Office REITS	18
Residential REITS	16
Retail REITS	16
Data Centers REITS	12
Self Storage REITS	6
Specialty REITS	4
Other REITS	8
Total	100%
(1)	Percentage of total investments as of December 31, 2025.
Where can I find more information?
For more information about the Series including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Series holdings, and proxy voting information, please contact us at 1-800-367-5877, or visit https://www.virtus.com/investor-resources/variable-insurance-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-367-5877.
8150
Virtus Duff & Phelps Real Estate Securities Series

Virtus Duff & Phelps Real Estate Securities Series
Class I
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Virtus Duff & Phelps Real Estate Securities Series (“Series”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877.
What were the Series costs for the last year?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Real Estate Securities Series Class I	$85	0.85%
Portfolio Manager Commentary by Duff & Phelps Investment Management Co.
  For the fiscal year ended December 31, 2025, the Series' Class I shares at NAV returned 1.00%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 17.13% and the FTSE Nareit Equity REITs Index, which serves as the style-specific index, returned 2.88%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The FTSE Nareit Equity REITs Index is a free-float market capitalization-weighted index measuring equity tax-qualified real estate investment trusts, which meet minimum size and liquidity criteria, that are listed on the New York Stock Exchange, the American Stock Exchange and the NASDAQ National Market System. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted the Series performance over the reporting period?
The Series utilizes an actively managed, bottom-up fundamental research approach to identify a diversified group of high-quality real estate companies believed by the Series’ portfolio managers to have strong management, a competitively positioned portfolio, a well-structured balance sheet, stronger cash flow and dividend growth, and shares that are trading at a reasonable valuation. As such, the performance of the Series is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Over the course of the 12-month period, negative property sector allocation contributed to underperformance relative to the FTSE NAREIT Equity REITs Index (the Index), the Series’ style-specific benchmark. The Series’ stock selection within the health care property sector was the largest contributor to performance, followed by stock selection within the office sector. Stock selection within specialty and an overweight to data centers detracted the most from performance. The largest contributors to performance for the 12-month period were Ventas, Sabra Health Care, First Industrial, Healthpeak, and Public Storage. The largest detractors from performance during the period were American Homes 4 Rent, AvalonBay Communities, Realty Income, CubeSmart, and Rexford Industrial. The following table outlines key factors that materially affected the Series’ performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Ventas	Positive	Ventas’ shares significantly outperformed the Index and contributed to performance within the health care property sector. Appreciation in the shares was driven by strong operating performance in the company’s senior housing operating properties segment, which benefited from increases in occupancy and rate growth.

Sabra Health Care	Positive	Sabra Health Care’s shares significantly outperformed the Index and contributed to performance within the health care property sector. Appreciation in the shares was driven by strong same-store net operating income growth, and earnings that consistently met or exceeded expectations. The company’s senior housing operating properties segment benefited from demographic tailwinds.

American Homes 4 Rent	Negative	Shares of American Homes 4 Rent meaningfully underperformed the Index. The company’s single family home portfolio suffered from lower occupancy, which limited the company’s pricing power and led to slowing rent growth.

AvalonBay Communities	Negative	AvalonBay Communities, an apartment real estate investment trust (REIT), detracted from performance. The company’s apartment portfolio suffered from an earlier-than-anticipated slowdown in rent growth due to a lower peak during the spring leasing season. Operating expenses also faced upward pressure during the year, causing an increase in the REIT’s expected growth in same-store expenses.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Series historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus Duff & Phelps Real Estate Securities Series (Class I) at NAV(1)	1.00%	6.34%	6.21%
FT Wilshire 5000 Index	17.13%	13.40%	14.45%
FTSE Nareit Equity REITs Index	2.88%	6.63%	5.70%
(1)	“NAV” (Net Asset Value) total returns do not reflect any fees or expenses associated with the separate insurance products.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/vits-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.

KEY SERIES STATISTICS (as of December 31, 2025)
Series net assets (‘000s)	$102,112
Total number of portfolio holdings	31
Total advisory fee paid (‘000s)	$669
Portfolio turnover rate as of the end of the reporting period	22%

Asset Allocation(1)
Health Care REITS	20%
Industrial/Office REITS	18
Residential REITS	16
Retail REITS	16
Data Centers REITS	12
Self Storage REITS	6
Specialty REITS	4
Other REITS	8
Total	100%
(1)	Percentage of total investments as of December 31, 2025.
Where can I find more information?
For more information about the Series including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Series holdings, and proxy voting information, please contact us at 1-800-367-5877, or visit https://www.virtus.com/investor-resources/variable-insurance-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-367-5877.
8151
Virtus Duff & Phelps Real Estate Securities Series

Virtus KAR Capital Growth Series
Class A
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Virtus KAR Capital Growth Series (“Series”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877.
What were the Series costs for the last year?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Capital Growth Series Class A	$107	1.03%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended December 31, 2025, the Series' Class A shares at NAV returned 6.96%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 17.13% and the Russell 1000® Growth Index, which serves as the style-specific index, returned 18.56%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 1000® Growth Index is a free float-adjusted market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. All companies that have a weight greater than 4.5% in aggregate are no more than 45% of the Index and no individual company has a weight greater than 22.5% of the Index. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted the Series performance over the reporting period?
The Series utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Series’ portfolio managers to possess sustainable competitive advantages. As such, the performance of the Series is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. For the fiscal year, stock selection in communication services, as well as stock selection and an underweight in information technology, detracted from performance relative to the Russell 1000® Growth Index. Underweight positions in consumer staples and energy contributed to performance. The biggest contributors to performance for the 12-month period were Amphenol, NVIDIA, Alphabet, Shopify, and Snowflake. The biggest detractors from performance during the period were The Trade Desk, ServiceNow, Gartner, Zoetis, and Fair Isaac. The following table outlines key factors that materially affected the Series’ performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Amphenol	Positive	Amphenol is a global leader in designing and manufacturing high-technology interconnect, sensor, and antenna solutions. The company posted gains during the period that were driven by broad-based strength. Amphenol had especially strong results in its datacom segment, where demand from hyperscalers to deploy artificial intelligence (AI) has rapidly expanded the company’s potential market.

NVIDIA	Positive	NVIDIA continued to outperform as the lynchpin of AI proliferation through its market-leading accelerated computing portfolio. The company continued to demonstrate a rapid pace of innovation at the hardware, software, and networking levels, driving differentiation that appeared to be difficult for competitors to overcome.

The Trade Desk	Negative	The Trade Desk is a leading independent technology company that provides a self-service, cloud-based platform for advertisers to buy and manage digital ad campaigns across various channels. The company faced challenges on several fronts during the reporting period. Competitive ad platforms improved due to the use of AI, certain large e-commerce players tried to take market share by cutting pricing, and the company’s increasingly direct relationship with advertisers posed a risk to its relationship with agency customers.

ServiceNow	Negative	ServiceNow, a cloud-based platform for creating and managing automated digital workflows across enterprises, underperformed during the period as enterprise software spending softened and deal cycles lengthened. There was growing concern that the company’s efforts in AI might not be enough to remain differentiated and offset the risks in its licensing model.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Series historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus KAR Capital Growth Series (Class A) at NAV(1)	6.96%	5.43%	13.10%
FT Wilshire 5000 Index	17.13%	13.40%	14.45%
Russell 1000® Growth Index	18.56%	15.32%	18.13%
(1)	“NAV” (Net Asset Value) total returns do not reflect any fees or expenses associated with the separate insurance products.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/vits-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.

KEY SERIES STATISTICS (as of December 31, 2025)
Series net assets (‘000s)	$237,581
Total number of portfolio holdings	32
Total advisory fee paid (‘000s)	$1,543
Portfolio turnover rate as of the end of the reporting period	14%

Asset Allocation(1)
Information Technology	33%
Consumer Discretionary	19
Communication Services	14
Financials	12
Health Care	11
Industrials	8
Materials	2
Other	1
Total	100%
(1)	Percentage of total investments as of December 31, 2025.
Where can I find more information?
For more information about the Series including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Series holdings, and proxy voting information, please contact us at 1-800-367-5877, or visit https://www.virtus.com/investor-resources/variable-insurance-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-367-5877.
8178
Virtus KAR Capital Growth Series

Virtus KAR Equity Income Series
Class A
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Virtus KAR Equity Income Series (“Series”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877.
What were the Series costs for the last year?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Equity Income Series Class A	$105	0.98%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended December 31, 2025, the Series’ Class A shares at NAV returned 13.92%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 17.13%. The Russell 1000® Value Index and the MSCI USA High Dividend Yield Index (net), each a style specific index, returned 15.91% and 10.98%, respectively.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 1000® Value Index is a free float-adjusted market capitalization-weighted index of value-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. All companies that have a weight greater than 4.5% in aggregate are no more than 45% of the Index and no individual company has a weight greater than 22.5% of the Index. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The MSCI USA High Dividend Yield Index is based on the MSCI USA Index, its parent index, and includes large and mid-cap stocks. The index is designed to reflect the performance of equities in the parent index (excluding REITs) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The index also applies quality screens and reviews 12-month past performance to omit stocks with potentially deteriorating fundamentals that could force them to cut or reduce dividends. The index is calculated on a total return basis with net dividends reinvested; it is unmanaged; its returns do not reflect any fees, expenses or sales charges; and it is not available for direct investment.
What factors impacted the Series performance over the reporting period?
The Series utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Series’ portfolio managers to possess sustainable competitive advantages. As such, the performance of the Series is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. For the fiscal year, stock selection in industrials, as well as stock selection and an underweight in communication services, detracted from performance relative to the Russell 1000® Value Index. Stock selection and an overweight in information technology, as well as stock selection and an underweight in health care, contributed to performance. The biggest contributors to performance for the 12-month period were Broadcom, BAE Systems, Zurich Insurance Group, Amphenol, and Fortis. The biggest detractors from performance during the period were Watsco, Kimberly-Clark, Merck, Paychex, and Eastman Chemical Company. The following table outlines key factors that materially affected the Series’ performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Broadcom	Positive	Broadcom, a global technology leader that designs and supplies essential semiconductor and infrastructure software, outperformed due to the general bullishness around artificial intelligence (AI) stocks. The company sought to be positioned for AI application-specific integrated circuit (ASIC) demand by partnering with large hyperscalers to develop their in-house AI chips. Over the reporting period, Broadcom increased customer commitments and brought on large customers, such as OpenAI.

BAE Systems	Positive	BAE Systems, a global defense, aerospace, and security company, benefited from an increase in global defense spending. The combination of a growing multi-decade order backlog and BAE’s consistent execution further reinforced investor confidence in the long-term positioning of the business.

Watsco	Negative	Watsco is the largest distributor of air conditioning, heating, and refrigeration equipment and related parts and supplies (HVAC/R) in the HVAC/R distribution industry. The company’s stock underperformed due to slowing growth stemming from headwinds in the residential HVAC market related to the regulatory transition to new refrigerants, in addition to macroeconomic pressures.

Kimberly-Clark	Negative	Kimberly-Clark is an American multinational consumer goods and personal care corporation. While the business showed meaningful improvement, with management driving stronger innovation and higher volume growth, the announced acquisition of Kenvue—an underperforming business facing execution issues and significant regulatory risk tied to Tylenol—meaningfully shifted our view. Given the questionable capital allocation and the distraction this deal would create, the Series sold its position.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Series historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
Effective April 28, 2025, the style-specific benchmark changed from the MSCI USA High Dividend Yield Index (net) to the Russell 1000® Value Index. The new benchmark is a more suitable representation of the Series’ investment strategy.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus KAR Equity Income Series (Class A) at NAV(1)	13.92%	7.76%	9.68%
FT Wilshire 5000 Index	17.13%	13.40%	14.45%
Russell 1000® Value Index	15.91%	11.33%	10.53%
MSCI USA High Dividend Yield Index (net)	10.98%	8.43%	9.21%
(1)	“NAV” (Net Asset Value) total returns do not reflect any fees or expenses associated with the separate insurance products.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/vits-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.

KEY SERIES STATISTICS (as of December 31, 2025)
Series net assets (‘000s)	$75,012
Total number of portfolio holdings	37
Total advisory fee paid (‘000s)	$394
Portfolio turnover rate as of the end of the reporting period	24%

Asset Allocation(1)
Financials	21%
Information Technology	19
Industrials	13
Health Care	11
Consumer Staples	9
Utilities	8
Consumer Discretionary	5
Other (includes securities lending collateral)	14
Total	100%
(1)	Percentage of total investments as of December 31, 2025.
Where can I find more information?
For more information about the Series including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Series holdings, and proxy voting information, please contact us at 1-800-367-5877, or visit https://www.virtus.com/investor-resources/variable-insurance-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-367-5877.
8191
Virtus KAR Equity Income Series

Virtus KAR Small-Cap Growth Series
Class A
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Virtus KAR Small-Cap Growth Series (“Series”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877.
What were the Series costs for the last year?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Growth Series Class A	$101	1.14%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended December 31, 2025, the Series' Class A shares at NAV returned (22.62)%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 17.13% and the Russell 2000® Growth Index, which serves as the style-specific index, returned 13.01%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 2000® Growth Index is a free float-adjusted market capitalization-weighted index of growth-oriented stocks of the smallest 2,000 companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. All companies that have a weight greater than 4.5% in aggregate are no more than 45% of the Index and no individual company has a weight greater than 22.5% of the Index. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted the Series performance over the reporting period?
The Series utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Series’ portfolio managers to possess sustainable competitive advantages. As such, the performance of the Series is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. For the fiscal year, stock selection within financials and information technology detracted from performance relative to the Russell 2000® Growth Index. Stock selection in consumer staples, as well as an underweight in energy, contributed to performance. The biggest contributors to performance for the 12-month period were PriceSmart, Toro Company, National Research, Aspen Technology, and FTI Consulting. The biggest detractors from performance during the period were Endava, Morningstar, AAON, Goosehead Insurance, and Onestream. The following table outlines key factors that materially affected the Series’ performance during the reporting period.
FACTOR	IMPACT	SUMMARY
PriceSmart	Positive	PriceSmart operates membership warehouse clubs in Central America, the Caribbean, and Colombia. The company demonstrated the competitive advantage of its business, particularly on the pricing side, as club formats continued to gain market share. The company’s pricing advantage over local competitors resulted in improved traffic growth, membership growth, and premium tier upsell across regions.

Toro Company	Positive	Toro is a global leader in outdoor environment solutions. The company designs and manufactures products for turf maintenance, snow/ice management, underground construction, and irrigation. Toro benefited from an upward revision in the valuation of its business as the company exhibited sound profitability during an industry downturn.

Endava	Negative	Endava provides near-shore technology services, which means outsourcing to a country or region that is in close proximity. The company experienced headwinds due to a combination of cyclically depressed demand for discretionary outsourced information technology (IT) services, as well as a change in its business model to pursue larger upfront projects with less predictable revenue streams. As a result of the change in the business model, we sold the Series’ position.

Morningstar	Negative	Morningstar is a leading global provider of independent investment research, data, and technology. The company experienced deceleration in the growth of its license-based businesses. This coincided with increased market concern about the impact that artificial intelligence (AI) could have on the company’s businesses.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Series historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus KAR Small-Cap Growth Series (Class A) at NAV(1)	(22.62)%	(5.76)%	11.33%
FT Wilshire 5000 Index	17.13%	13.40%	14.45%
Russell 2000® Growth Index	13.01%	3.18%	9.57%
(1)	“NAV” (Net Asset Value) total returns do not reflect any fees or expenses associated with the separate insurance products.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/vits-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.

KEY SERIES STATISTICS (as of December 31, 2025)
Series net assets (‘000s)	$51,956
Total number of portfolio holdings	26
Total advisory fee paid (‘000s)	$419
Portfolio turnover rate as of the end of the reporting period	33%

Asset Allocation(1)
Financials	30%
Industrials	24
Information Technology	17
Consumer Discretionary	15
Health Care	7
Consumer Staples	2
Short-Term Investment	5
Total	100%
(1)	Percentage of total investments as of December 31, 2025.
Where can I find more information?
For more information about the Series including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Series holdings, and proxy voting information, please contact us at 1-800-367-5877, or visit https://www.virtus.com/investor-resources/variable-insurance-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-367-5877.
8235
Virtus KAR Small-Cap Growth Series

Virtus KAR Small-Cap Growth Series
Class I
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Virtus KAR Small-Cap Growth Series (“Series”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877.
What were the Series costs for the last year?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Growth Series Class I	$79	0.89%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended December 31, 2025, the Series' Class I shares at NAV returned (22.44)%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 17.13% and the Russell 2000® Growth Index, which serves as the style-specific index, returned 13.01%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 2000® Growth Index is a free float-adjusted market capitalization-weighted index of growth-oriented stocks of the smallest 2,000 companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. All companies that have a weight greater than 4.5% in aggregate are no more than 45% of the Index and no individual company has a weight greater than 22.5% of the Index. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted the Series performance over the reporting period?
The Series utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Series’ portfolio managers to possess sustainable competitive advantages. As such, the performance of the Series is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. For the fiscal year, stock selection within financials and information technology detracted from performance relative to the Russell 2000® Growth Index. Stock selection in consumer staples, as well as an underweight in energy, contributed to performance. The biggest contributors to performance for the 12-month period were PriceSmart, Toro Company, National Research, Aspen Technology, and FTI Consulting. The biggest detractors from performance during the period were Endava, Morningstar, AAON, Goosehead Insurance, and Onestream. The following table outlines key factors that materially affected the Series’ performance during the reporting period.
FACTOR	IMPACT	SUMMARY
PriceSmart	Positive	PriceSmart operates membership warehouse clubs in Central America, the Caribbean, and Colombia. The company demonstrated the competitive advantage of its business, particularly on the pricing side, as club formats continued to gain market share. The company’s pricing advantage over local competitors resulted in improved traffic growth, membership growth, and premium tier upsell across regions.

Toro Company	Positive	Toro is a global leader in outdoor environment solutions. The company designs and manufactures products for turf maintenance, snow/ice management, underground construction, and irrigation. Toro benefited from an upward revision in the valuation of its business as the company exhibited sound profitability during an industry downturn.

Endava	Negative	Endava provides near-shore technology services, which means outsourcing to a country or region that is in close proximity. The company experienced headwinds due to a combination of cyclically depressed demand for discretionary outsourced information technology (IT) services, as well as a change in its business model to pursue larger upfront projects with less predictable revenue streams. As a result of the change in the business model, we sold the Series’ position.

Morningstar	Negative	Morningstar is a leading global provider of independent investment research, data, and technology. The company experienced deceleration in the growth of its license-based businesses. This coincided with increased market concern about the impact that artificial intelligence (AI) could have on the company’s businesses.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Series historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus KAR Small-Cap Growth Series (Class I) at NAV(1)	(22.44)%	(5.53)%	11.60%
FT Wilshire 5000 Index	17.13%	13.40%	14.45%
Russell 2000® Growth Index	13.01%	3.18%	9.57%
(1)	“NAV” (Net Asset Value) total returns do not reflect any fees or expenses associated with the separate insurance products.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/vits-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.

KEY SERIES STATISTICS (as of December 31, 2025)
Series net assets (‘000s)	$51,956
Total number of portfolio holdings	26
Total advisory fee paid (‘000s)	$419
Portfolio turnover rate as of the end of the reporting period	33%

Asset Allocation(1)
Financials	30%
Industrials	24
Information Technology	17
Consumer Discretionary	15
Health Care	7
Consumer Staples	2
Short-Term Investment	5
Total	100%
(1)	Percentage of total investments as of December 31, 2025.
Where can I find more information?
For more information about the Series including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Series holdings, and proxy voting information, please contact us at 1-800-367-5877, or visit https://www.virtus.com/investor-resources/variable-insurance-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-367-5877.
8236
Virtus KAR Small-Cap Growth Series

Virtus KAR Small-Cap Value Series
Class A
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Virtus KAR Small-Cap Value Series (“Series”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877.
What were the Series costs for the last year?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Value Series Class A	$108	1.10%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended December 31, 2025, the Series' Class A shares at NAV returned (4.50)%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 17.13% and the Russell 2000® Value Index, which serves as the style-specific index, returned 12.59%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 2000® Value Index is a free float-adjusted market capitalization-weighted index of value-oriented stocks of the smallest 2,000 companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. All companies that have a weight greater than 4.5% in aggregate are no more than 45% of the Index and no individual company has a weight greater than 22.5% of the Index. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted the Series performance over the reporting period?
The Series utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Series’ portfolio managers to possess sustainable competitive advantages. As such, the performance of the Series is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. For the fiscal year, stock selection in financials, as well as stock selection and an underweight in health care, detracted from performance relative to the Russell 2000® Value Index. Underweight positions in energy and real estate contributed to performance. The biggest contributors to performance for the 12-month period were Construction Partners, RBC Bearings, Armstrong World Industries, JBT Marel, and UniFirst. The biggest detractors from performance during the period were Watsco, Azenta, Choice Hotels International, Prestige Consumer Healthcare, and Albany International. The following table outlines key factors that materially affected the Series’ performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Construction Partners	Positive	Construction Partners engages in construction of roadways and highways. The company reported robust revenue growth and solid profitability, driven by strength in road infrastructure spending that was augmented by the company’s significant acquisition activity.

RBC Bearings	Positive	RBC Bearings is a global manufacturer of highly engineered precision bearings, components, and systems for the industrial, aerospace, and defense markets. The company benefited from robust growth across its aerospace business.

Watsco	Negative	Watsco is the largest distributor of air conditioning, heating, and refrigeration equipment and related parts and supplies (HVAC/R) in the HVAC/R distribution industry. The company’s stock underperformed due to slowing growth stemming from headwinds in the residential HVAC market related to the regulatory transition to new refrigerants, in addition to macroeconomic pressures.

Azenta	Negative	Azenta provides automation and cryogenic solutions for multiple markets. While we believed Azenta’s core business was solid, the company executed a problematic acquisition strategy. We had concerns about the ability of the new management team to successfully turn around the business, and the Series sold its position as a result.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Series historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus KAR Small-Cap Value Series (Class A) at NAV(1)	(4.50)%	2.57%	8.90%
FT Wilshire 5000 Index	17.13%	13.40%	14.45%
Russell 2000® Value Index	12.59%	8.88%	9.27%
(1)	“NAV” (Net Asset Value) total returns do not reflect any fees or expenses associated with the separate insurance products.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/vits-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.

KEY SERIES STATISTICS (as of December 31, 2025)
Series net assets (‘000s)	$51,444
Total number of portfolio holdings	29
Total advisory fee paid (‘000s)	$344
Portfolio turnover rate as of the end of the reporting period	9%

Asset Allocation(1)
Industrials	44%
Financials	27
Consumer Discretionary	13
Consumer Staples	5
Health Care	4
Materials	3
Real Estate	3
Other	1
Total	100%
(1)	Percentage of total investments as of December 31, 2025.
Where can I find more information?
For more information about the Series including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Series holdings, and proxy voting information, please contact us at 1-800-367-5877, or visit https://www.virtus.com/investor-resources/variable-insurance-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-367-5877.
8241
Virtus KAR Small-Cap Value Series

Virtus Newfleet Multi-Sector Intermediate Bond Series
Class A
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Intermediate Bond Series (“Series”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877.
What were the Series costs for the last year?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Intermediate Bond Series Class A	$98	0.94%
Portfolio Manager Commentary by Newfleet Asset Management
  For the fiscal year ended December 31, 2025, the Series' Class A shares at NAV returned 7.58%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 7.30%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted the Series performance over the reporting period?
Sector allocation and issue selection contributed to the Series’ return relative to the Bloomberg Aggregate Bond Index (the Index) for the 12-month period. The Series’ underweight to U.S. Treasuries was a key contributor to performance. An allocation to and issue selection within emerging markets sovereign debt contributed to performance. The Series’ allocation to residential mortgage-backed securities over agency mortgage-backed securities detracted from performance during the period. In addition, the Series’ allocation to and positioning within asset-backed securities had a negative impact. The following table outlines key factors that materially affected the Series’ performance during the reporting period.
FACTOR	IMPACT	SUMMARY
U.S. Treasuries	Positive	The Series’ underweight to U.S. Treasuries relative to the Index had a positive impact, as most spread sectors outperformed during the period. Spread sectors are investments other than risk-free government debt.

Emerging markets sovereign debt	Positive	Allocation to and selection within emerging markets sovereign debt contributed to performance.
Residential mortgage-backed securities	Negative	The Series’ allocation to residential mortgage-backed securities over agency mortgage-backed securities detracted from performance as agency mortgages outperformed during the period.
Asset-backed securities	Negative	Allocation to and selection within asset-backed securities had a negative impact on performance.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Series historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus Newfleet Multi-Sector Intermediate Bond Series (Class A) at NAV(1)	7.58%	2.52%	4.23%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
(1)	“NAV” (Net Asset Value) total returns do not reflect any fees or expenses associated with the separate insurance products.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/vits-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.

KEY SERIES STATISTICS (as of December 31, 2025)
Series net assets (‘000s)	$84,344
Total number of portfolio holdings	291
Total advisory fee paid (‘000s)	$394
Portfolio turnover rate as of the end of the reporting period	59%

Asset Allocation(1)
Affiliated Mutual Funds		48%
Corporate Bonds and Notes		23
Financials	12
Energy	3
Utilities	2
All other Corporate Bonds and Notes	6
Foreign Government Securities		13
Mortgage-Backed Securities		11
U.S. Government Securities		5
Leveraged Loans		— (2)
Total		100%
(1)	Percentage of total investments as of December 31, 2025.
(2)	Less than 0.05%.
Where can I find more information?
For more information about the Series including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Series holdings, and proxy voting information, please contact us at 1-800-367-5877, or visit https://www.virtus.com/investor-resources/variable-insurance-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-367-5877.
8274
Virtus Newfleet Multi-Sector Intermediate Bond Series

Virtus Newfleet Multi-Sector Intermediate Bond Series
Class I
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Intermediate Bond Series (“Series”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877.
What were the Series costs for the last year?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Intermediate Bond Series Class I	$72	0.69%
Portfolio Manager Commentary by Newfleet Asset Management
  For the fiscal year ended December 31, 2025, the Series' Class I shares at NAV returned 7.77%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 7.30%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted the Series performance over the reporting period?
Sector allocation and issue selection contributed to the Series’ return relative to the Bloomberg Aggregate Bond Index (the Index) for the 12-month period. The Series’ underweight to U.S. Treasuries was a key contributor to performance. An allocation to and issue selection within emerging markets sovereign debt contributed to performance. The Series’ allocation to residential mortgage-backed securities over agency mortgage-backed securities detracted from performance during the period. In addition, the Series’ allocation to and positioning within asset-backed securities had a negative impact. The following table outlines key factors that materially affected the Series’ performance during the reporting period.
FACTOR	IMPACT	SUMMARY
U.S. Treasuries	Positive	The Series’ underweight to U.S. Treasuries relative to the Index had a positive impact, as most spread sectors outperformed during the period. Spread sectors are investments other than risk-free government debt.

Emerging markets sovereign debt	Positive	Allocation to and selection within emerging markets sovereign debt contributed to performance.
Residential mortgage-backed securities	Negative	The Series’ allocation to residential mortgage-backed securities over agency mortgage-backed securities detracted from performance as agency mortgages outperformed during the period.
Asset-backed securities	Negative	Allocation to and selection within asset-backed securities had a negative impact on performance.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Series historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus Newfleet Multi-Sector Intermediate Bond Series (Class I) at NAV(1)	7.77%	2.74%	4.48%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
(1)	“NAV” (Net Asset Value) total returns do not reflect any fees or expenses associated with the separate insurance products.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/vits-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.

KEY SERIES STATISTICS (as of December 31, 2025)
Series net assets (‘000s)	$84,344
Total number of portfolio holdings	291
Total advisory fee paid (‘000s)	$394
Portfolio turnover rate as of the end of the reporting period	59%

Asset Allocation(1)
Affiliated Mutual Funds		48%
Corporate Bonds and Notes		23
Financials	12
Energy	3
Utilities	2
All other Corporate Bonds and Notes	6
Foreign Government Securities		13
Mortgage-Backed Securities		11
U.S. Government Securities		5
Leveraged Loans		— (2)
Total		100%
(1)	Percentage of total investments as of December 31, 2025.
(2)	Less than 0.05%.
Where can I find more information?
For more information about the Series including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Series holdings, and proxy voting information, please contact us at 1-800-367-5877, or visit https://www.virtus.com/investor-resources/variable-insurance-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-367-5877.
8275
Virtus Newfleet Multi-Sector Intermediate Bond Series

Virtus SGA International Growth Series
Class A
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Virtus SGA International Growth Series (“Series”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877. This report describes changes to the Series that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Series costs for the last year?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA International Growth Series Class A	$119	1.14%
Portfolio Manager Commentary by Sustainable Growth Advisers, LP
  For the fiscal year ended December 31, 2025, the Series' Class A shares at NAV returned 9.26%. For the same period, the MSCI All Country World ex USA Index (net), a broad-based securities market index, returned 32.39%.
  The MSCI All Country World ex USA Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets, excluding the United States. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted the Series performance over the reporting period?
Stock selection is expected to be the primary driver of the Series’ returns, while allocation effects are purely a byproduct of SGA’s fundamental, bottom-up investment process. The Series underperformed the MSCI All Country World ex USA Index (net) (the Index) for the 12-month period. Emerging markets and non-U.S. developed markets both performed exceptionally well in 2025, but the Series’ overweight exposures in industries which typically possess more reliable revenue and earnings growth, such as software, health care equipment, and professional services, detracted from relative returns. The Series was also hampered by underweights or lack of exposure to the more cyclical industries that drove the Index’s returns, including banks, metals and mining, and technology hardware. From a regional perspective, stock selection was the primary driver of relative underperformance, particularly in developed European markets where aerospace and defense companies and banks performed well. At the sector level, stock selection in the information technology, industrials, and financials sectors detracted the most from relative returns. This was marginally offset by positive selection effects in the consumer staples and consumer discretionary sectors. Overweight exposures to the health care and consumer staples sectors detracted on a relative basis, as did an underweight to financials, while an overweight exposure to the information technology sector and a lack of exposure to energy contributed. The five largest contributors to Series performance were Galderma, Taiwan Semiconductor Manufacturing, Shopify, Alibaba, and Steris. The largest detractors from Series performance were Icon, Novo Nordisk, Atlassian, Recruit, and Dassault. The following table outlines key factors that materially affected the Series’ performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Galderma	Positive	Galderma, a global dermatology leader based in Switzerland, benefited from solid organic revenue growth and strong growth for Nemo, its new biologic product.
Taiwan Semiconductor Manufacturing Company (TSMC)	Positive	TSMC commands a leading position as a semiconductor foundry. The company’s shares benefited from continued enthusiasm about artificial intelligence (AI) as demand for its products remained robust and gross profit margins improved.

Icon	Negative	Icon, a global contract research organization, continued to face uncertainty on several fronts, including customer demand and increased cancellations. The position was liquidated from the Series during the year.

Novo Nordisk	Negative	Novo Nordisk, a global pharmaceutical company with a leadership position in diabetes and obesity drugs, came under pressure due to copycatting of the company’s drugs and negative safety data from ongoing drug trials. The position was liquidated from the Series during the year.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Series historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus SGA International Growth Series (Class A) at NAV(1)	9.26%	1.42%	4.10%
MSCI All Country World ex USA Index (net)	32.39%	7.91%	8.41%
(1)	“NAV” (Net Asset Value) total returns do not reflect any fees or expenses associated with the separate insurance products.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/vits-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.

KEY SERIES STATISTICS (as of December 31, 2025)
Series net assets (‘000s)	$97,871
Total number of portfolio holdings	34
Total advisory fee paid (‘000s)	$698
Portfolio turnover rate as of the end of the reporting period	27%

Asset Allocation(1)
Information Technology	19%
Health Care	17
Financials	16
Consumer Discretionary	14
Industrials	13
Consumer Staples	11
Communication Services	4
Other (includes securities lending collateral)	6
Total	100%
(1)	Percentage of total investments as of December 31, 2025.
Material Fund Changes
Effective January 1, 2026, a new expense limitation of 1.10% went into effect for Class A shares.
Where can I find more information?
For more information about the Series including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Series holdings, and proxy voting information, please contact us at 1-800-367-5877, or visit https://www.virtus.com/investor-resources/variable-insurance-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-367-5877.
8361
Virtus SGA International Growth Series

Virtus SGA International Growth Series
Class I
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Virtus SGA International Growth Series (“Series”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877. This report describes changes to the Series that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Series costs for the last year?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA International Growth Series Class I	$93	0.89%
Portfolio Manager Commentary by Sustainable Growth Advisers, LP
  For the fiscal year ended December 31, 2025, the Series' Class I shares at NAV returned 9.52%. For the same period, the MSCI All Country World ex USA Index (net), a broad-based securities market index, returned 32.39%.
  The MSCI All Country World ex USA Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets, excluding the United States. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted the Series performance over the reporting period?
Stock selection is expected to be the primary driver of the Series’ returns, while allocation effects are purely a byproduct of SGA’s fundamental, bottom-up investment process. The Series underperformed the MSCI All Country World ex USA Index (net) (the Index) for the 12-month period. Emerging markets and non-U.S. developed markets both performed exceptionally well in 2025, but the Series’ overweight exposures in industries which typically possess more reliable revenue and earnings growth, such as software, health care equipment, and professional services, detracted from relative returns. The Series was also hampered by underweights or lack of exposure to the more cyclical industries that drove the Index’s returns, including banks, metals and mining, and technology hardware. From a regional perspective, stock selection was the primary driver of relative underperformance, particularly in developed European markets where aerospace and defense companies and banks performed well. At the sector level, stock selection in the information technology, industrials, and financials sectors detracted the most from relative returns. This was marginally offset by positive selection effects in the consumer staples and consumer discretionary sectors. Overweight exposures to the health care and consumer staples sectors detracted on a relative basis, as did an underweight to financials, while an overweight exposure to the information technology sector and a lack of exposure to energy contributed. The five largest contributors to Series performance were Galderma, Taiwan Semiconductor Manufacturing, Shopify, Alibaba, and Steris. The largest detractors from Series performance were Icon, Novo Nordisk, Atlassian, Recruit, and Dassault. The following table outlines key factors that materially affected the Series’ performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Galderma	Positive	Galderma, a global dermatology leader based in Switzerland, benefited from solid organic revenue growth and strong growth for Nemo, its new biologic product.
Taiwan Semiconductor Manufacturing Company (TSMC)	Positive	TSMC commands a leading position as a semiconductor foundry. The company’s shares benefited from continued enthusiasm about artificial intelligence (AI) as demand for its products remained robust and gross profit margins improved.

Icon	Negative	Icon, a global contract research organization, continued to face uncertainty on several fronts, including customer demand and increased cancellations. The position was liquidated from the Series during the year.

Novo Nordisk	Negative	Novo Nordisk, a global pharmaceutical company with a leadership position in diabetes and obesity drugs, came under pressure due to copycatting of the company’s drugs and negative safety data from ongoing drug trials. The position was liquidated from the Series during the year.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Series historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus SGA International Growth Series (Class I) at NAV(1)	9.52%	1.68%	4.37%
MSCI All Country World ex USA Index (net)	32.39%	7.91%	8.41%
(1)	“NAV” (Net Asset Value) total returns do not reflect any fees or expenses associated with the separate insurance products.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/vits-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.

KEY SERIES STATISTICS (as of December 31, 2025)
Series net assets (‘000s)	$97,871
Total number of portfolio holdings	34
Total advisory fee paid (‘000s)	$698
Portfolio turnover rate as of the end of the reporting period	27%

Asset Allocation(1)
Information Technology	19%
Health Care	17
Financials	16
Consumer Discretionary	14
Industrials	13
Consumer Staples	11
Communication Services	4
Other (includes securities lending collateral)	6
Total	100%
(1)	Percentage of total investments as of December 31, 2025.
Material Fund Changes
Effective January 1, 2026, a new expense limitation of 0.85% went into effect for Class I shares.
Where can I find more information?
For more information about the Series including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Series holdings, and proxy voting information, please contact us at 1-800-367-5877, or visit https://www.virtus.com/investor-resources/variable-insurance-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-367-5877.
8362
Virtus SGA International Growth Series

Virtus Tactical Allocation Series
Class A
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Virtus Tactical Allocation Series (“Series”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877. This report describes changes to the Series that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Series costs for the last year?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Tactical Allocation Series Class A	$101	0.98%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC (Domestic and International Equity Portfolio) and Newfleet Asset Management (Fixed Income Portfolio)
  For the fiscal year ended December 31, 2025, the Series' Class A shares at NAV returned 6.79%. For the same period, the Bloomberg U.S. Aggregate Bond Index and the MSCI All Country World Index (net), each a broad-based securities market index, returned 7.30% and 22.34%, respectively. The MSCI All Country World ex USA Small Mid Cap Index (net) and the Russell 1000® Growth Index, which serve as the style specific indexes, returned 30.74% and 18.56%, respectively. Virtus Tactical Allocation Series Linked Benchmark, a hypothetical composite benchmark that reflects a hypothetical asset allocation among market sectors for the Series, returned 15.98%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The MSCI All Country World Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The MSCI All Country World ex USA Small Mid Cap Index (net) is a free float-adjusted market capitalization-weighted index that measures mid- and small-cap performance across 22 of 23 Developed Market countries (excluding the U.S.) and 24 Emerging Markets countries. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 1000® Growth Index is a free float-adjusted market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. All companies that have a weight greater than 4.5% in aggregate are no more than 45% of the Index and no individual company has a weight greater than 22.5% of the Index. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Virtus Tactical Allocation Series Linked Benchmark consists of 45% Russell 1000® Growth Index (a market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies, calculated on a total return basis with dividends reinvested), 15% MSCI All Country World ex USA Small Mid Cap Index (a free float-adjusted market capitalization-weighted index that measures mid- and small-cap foreign market equity performance, calculated on a total return basis with net dividends reinvested), and 40% Bloomberg U.S. Aggregate Bond Index (an index that measures the U.S. investment grade fixed rate bond market, calculated on a total return basis). Performance of the Virtus Tactical Allocation Series Linked Benchmark between September 7, 2016 and June 3, 2019 represents an allocation consisting of 45% Russell 1000® Growth Index, 15% MSCI EAFE® Index, and 40% Bloomberg U.S. Aggregate Bond Index. Prior to September 7, 2016, the allocation consisted of 60% S&P 500® Index and 40% Bloomberg U.S. Aggregate Bond Index. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Series performance over the reporting period?
In the Series’ U.S. equity portfolio, stock selection and underweights in communication services and information technology detracted from performance relative to the Russell 1000® Growth Index for the fiscal year. Underweight positions in consumer staples and energy contributed to performance. In the Series’ international equity portfolio, stock selection and overweights in communication services and information technology detracted from performance relative to the MSCI ACWI ex USA SMID Index (net). Stock selection and an underweight in consumer discretionary, as well as stock selection in health care, contributed to performance. In the Series’ fixed income portfolio, sector allocation and issue selection contributed to returns relative to the Bloomberg U.S. Aggregate Bond Index for the 12-month period. The portfolio’s yield curve positioning (a measure of the portfolio’s sensitivity to interest rates), which emphasized longer-term U.S. Treasuries, detracted from performance for the period. The following table outlines key factors that materially affected the Series’ performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Amphenol The Trade Desk	Positive Negative	Amphenol is a global leader in designing and manufacturing high-technology interconnect, sensor, and antenna solutions. The company posted gains during the period that were driven by broad-based strength. Amphenol had especially strong results in its datacom segment, where demand from hyperscalers to deploy artificial intelligence (AI) has rapidly expanded the company’s potential market.

The Trade Desk is a leading independent technology company that provides a self-service, cloud-based platform for advertisers to buy and manage digital ad campaigns across various channels. The company faced challenges on several fronts during the reporting period. Competitive ad platforms improved due to the use of AI, certain large e-commerce players tried to take market share by cutting pricing, and the company’s increasingly direct relationship with advertisers posed a risk to its relationship with agency customers.
Haw Par FDM Group	Positive Negative	Haw Par is an investment holding company listed in Singapore. The company paid a significant special dividend in 2025, its first since 2019, which renewed investor confidence in Haw Par’s ability to generate and return cash. Additionally, we believe the Monetary Authority of Singapore’s move to rejuvenate the stock market through the Equity Market Development Programme benefited the share price.

FDM Group is a U.K.-based information technology (IT) services company. The company experienced a weak demand phase following a surge in demand for IT services during the COVID-19 pandemic.
Underweighting U.S. Treasuries U.S. Treasuries yield curve positioning	Positive Negative	The portfolio’s underweight to U.S. Treasuries had a positive impact on performance, as spread sectors outpaced Treasuries during the period. Spread sectors are investments other than risk-free government debt.

More of the portfolio’s U.S. Treasury holdings were allocated to the longer end of the yield curve (or longer duration), which underperformed the shorter areas of the curve (or shorter duration) during the period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Series historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market indexes, style-specific indexes and composite index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus Tactical Allocation Series (Class A) at NAV(1)	6.79%	2.09%	7.77%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
MSCI All Country World Index (net)	22.34%	11.19%	11.72%
MSCI All Country World ex USA Small Mid Cap Index (net)	30.74%	6.80%	7.87%
Russell 1000® Growth Index	18.56%	15.32%	18.13%
Virtus Tactical Allocation Series Linked Benchmark	15.98%	7.88%	10.42%
(1)	“NAV” (Net Asset Value) total returns do not reflect any fees or expenses associated with the separate insurance products.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/vits-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.

KEY SERIES STATISTICS (as of December 31, 2025)
Series net assets (‘000s)	$64,588
Total number of portfolio holdings	360
Total advisory fee paid (‘000s)	$313
Portfolio turnover rate as of the end of the reporting period	48%

Asset Allocation(1)
Common Stocks		63%
Information Technology	15
Industrials	12
Financials	10
All Other Common Stocks	26
Corporate Bonds and Notes		11
Financials	5
All other Corporate Bonds and Notes	6
Affiliated Mutual Funds		13
Mortgage-Backed Securities		6
U.S. Government Securities		6
Foreign Government Securities		1
Total		100%
(1)	Percentage of total investments as of December 31, 2025.
Material Fund Changes
Effective January 1, 2026, a new expense limitation of 0.95% went into effect for Class A shares.
Where can I find more information?
For more information about the Series including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Series holdings, and proxy voting information, please contact us at 1-800-367-5877, or visit https://www.virtus.com/investor-resources/variable-insurance-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-367-5877.
8388
Virtus Tactical Allocation Series

(b)	Not applicable

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics described in Item 2(b) of the instructions of Form N-CSR. A copy of the currently applicable code is included as an exhibit.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this items instructions.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as an Exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)	The Registrant’s Board of Trustees has determined that the Registrant has an “audit committee financial expert” serving on its Audit Committee.

(a)(2)

The Registrant’s Board of Trustees has determined that each of Donald C. Burke and Brian T. Zino possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.” Each such individual is an “independent” trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $168,965 for 2025 and $168,537 for 2024.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $14,133 for 2025 and $12,264 for 2024. Such audit-related fees include out of pocket expenses and system conversion fees.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $28,179 for 2025 and $29,976 for 2024.

“Tax Fees” are those primarily associated with review of the Trust’s tax provision and qualification as a regulated investment company (RIC) in connection with audits of the Trust’s financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund’s federal income tax returns.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2025 and $0 for 2024.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Board of Trustees of Virtus Variable Insurance Trust (the “Fund”) has adopted policies and procedures with regard to the pre-approval of services provided by its independent auditors. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Audit Committee. The Audit Committee must also approve other non-audit services provided to the Fund and those non-audit services provided to the Fund’s Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Audit Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Audit Committee without consideration on a specific case-by-case basis (“general pre-approval”).

The Audit Committee has determined that the Chair of the Audit Committee may provide pre-approval for such services that meet the above requirements but are not included in the general pre-approval in the event such approval is sought between regularly scheduled meetings. In any event, the Audit Committee is informed of, and ratifies, each service approved at the next regularly scheduled in-person Audit Committee meeting.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) N/A

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $42,312 for 2025 and $42,240 for 2024.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Disclosure not required for open-end management investment companies.

Item 6. Investments.

(a)	Refer to Item 7(a).

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) and (b): The registrant’s (annual) financial statements and financial highlights are as follows:

ANNUAL FINANCIALS (FORM N-CSR Item 7-11)
VIRTUS VARIABLE INSURANCE TRUST

December 31, 2025

Virtus Duff & Phelps Real Estate Securities Series
Virtus KAR Capital Growth Series
Virtus KAR Equity Income Series
Virtus KAR Small-Cap Growth Series
Virtus KAR Small-Cap Value Series
Virtus Newfleet Multi-Sector Intermediate Bond Series
Virtus SGA International Growth Series
Virtus Tactical Allocation Series
Not FDIC Insured • No Bank Guarantee • May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)
The subadvisers vote proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Series voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-367-5877. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Series with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the
SEC’s website at https://www.sec.gov.

VIRTUS VARIABLE INSURANCE TRUST
KEY INVESTMENT TERMS (Unaudited)
December 31, 2025
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Asset-Backed Securities (“ABS”)
Asset-backed securities represent interests in pools of underlying assets such as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card arrangements.
Designated Activity Company (“DAC”)
A flexible legal structure chosen for specialized financial activities in Ireland. A DAC is incorporated as a private company with limited liability.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Funds Rate
The target interest rate set by the Federal Reserve at which commercial banks borrow and lend their extra reserves to one another overnight.
Federal Reserve (“Fed”)
The central bank of the U.S., the Fed is responsible for controlling the money supply, interest rates, and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches, and all national and state banks that are part of the system.
Joint Stock Company (“JSC”)
A joint stock company is a business entity in which shares of the company’s stock can be bought and sold by shareholders. Each shareholder owns company stock in proportion, evidenced by their shares (certificates of ownership). Shareholders are able to transfer their shares to others without any effects to the continued existence of the company.
Payment-in-Kind Security (“PIK”)
A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.
Prime Rate
The federal funds rate commercial banks charge their most creditworthy corporate customers.
Public Limited Company (“plc”)
A public limited company is a type of public company allowed to offer its shares to the public and is listed on a stock exchange. This designation is used in the United Kingdom.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops, and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers, and other commercial properties.
Secured Overnight Financing Rate (“SOFR”)
A broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
Société à responsabilité limitée (“S.a.r.l.”)
A French term for a limited liability company.
Sponsored ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the NYSE.

Duff & Phelps Real Estate Securities Series
SCHEDULE OF INVESTMENTS
December 31, 2025
($ reported in thousands)

	Shares	Value
Common Stocks—98.8%
Real Estate Investment Trusts—98.8%
Data Centers—12.0%
Digital Realty Trust, Inc.	32,833	$5,079
Equinix, Inc.	9,392	7,196
		12,275

Gaming—2.8%
Gaming & Leisure Properties, Inc.	63,750	2,849
Health Care—20.0%
Alexandria Real Estate Equities, Inc.	24,896	1,218
American Healthcare REIT, Inc.	31,300	1,473
Sabra Health Care REIT, Inc.	139,575	2,644
Ventas, Inc.	61,980	4,796
Welltower, Inc.	55,590	10,318
		20,449

Industrial/Office—17.8%
Industrial—13.5%
First Industrial Realty Trust, Inc.	64,250	3,679
Prologis, Inc.	79,326	10,127
		13,806

Office—4.3%
BXP, Inc.	23,400	1,579
Cousins Properties, Inc.	60,450	1,559
Vornado Realty Trust	36,670	1,220
		4,358

Total Industrial/Office		18,164

Lodging/Resorts—2.4%
Host Hotels & Resorts, Inc.	27,474	487
Ryman Hospitality Properties, Inc.	20,580	1,948
		2,435

Residential—16.0%
Apartments—9.9%
AvalonBay Communities, Inc.	23,559	4,272
Essex Property Trust, Inc.	8,365	2,189
Mid-America Apartment Communities, Inc.	25,760	3,578
		10,039

Manufactured Homes—2.5%
Equity LifeStyle Properties, Inc.	42,600	2,582
	Shares	Value

Single Family Homes—3.6%
American Homes 4 Rent Class A	114,750	$3,683
Total Residential		16,304

Retail—15.6%
Free Standing—5.4%
Agree Realty Corp.	34,050	2,453
Essential Properties Realty Trust, Inc.	103,100	3,058
		5,511

Regional Malls—4.6%
Simon Property Group, Inc.	25,266	4,677
Shopping Centers—5.6%
Brixmor Property Group, Inc.	113,742	2,982
Kimco Realty Corp.	54,470	1,104
Phillips Edison & Co., Inc.	46,485	1,654
		5,740

Total Retail		15,928

Self Storage—6.0%
CubeSmart	69,630	2,510
Public Storage	10,895	2,827
Smartstop Self Storage REIT, Inc.	25,589	792
		6,129

Specialty—4.2%
Iron Mountain, Inc.	51,080	4,237
Telecommunications—2.0%
American Tower Corp.	11,785	2,069
Total Common Stocks (Identified Cost $73,760)		100,839

Total Long-Term Investments—98.8% (Identified Cost $73,760)		100,839

TOTAL INVESTMENTS—98.8% (Identified Cost $73,760)		$100,839
Other assets and liabilities, net—1.2%		1,273
NET ASSETS—100.0%		$102,112

Abbreviation:
REIT	Real Estate Investment Trust
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Duff & Phelps Real Estate Securities Series
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025
($ reported in thousands)
The following table summarizes the value of the Series’ investments as of December 31, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$100,839	$100,839
Total Investments	$100,839	$100,839
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2025.
There were no transfers into or out of Level 3 related to securities held at December 31, 2025.
See Notes to Financial Statements

KAR Capital Growth Series
SCHEDULE OF INVESTMENTS
December 31, 2025
($ reported in thousands)

	Shares	Value
Common Stocks—98.3%
Communication Services—13.9%
Alphabet, Inc. Class A	41,771	$13,074
Meta Platforms, Inc. Class A	14,571	9,618
Netflix, Inc.(1)	76,118	7,137
Trade Desk, Inc. (The) Class A(1)	86,302	3,276
		33,105

Consumer Discretionary—18.9%
Amazon.com, Inc.(1)	65,405	15,097
Hermes International SCA Unsponsored ADR	18,200	4,514
Home Depot, Inc. (The)	9,671	3,328
Marriott International, Inc. Class A	24,268	7,529
MercadoLibre, Inc.(1)	2,127	4,284
NIKE, Inc. Class B	41,718	2,658
O’Reilly Automotive, Inc.(1)	80,827	7,372
		44,782

Financials—11.3%
Progressive Corp. (The)	27,155	6,184
S&P Global, Inc.	11,194	5,850
Visa, Inc. Class A	42,531	14,916
		26,950

Health Care—10.7%
Danaher Corp.	22,171	5,075
Eli Lilly & Co.	7,351	7,900
IDEXX Laboratories, Inc.(1)	7,343	4,968
Intuitive Surgical, Inc.(1)	8,966	5,078
Medline, Inc. Class A(1)	55,364	2,325
		25,346

Industrials—8.1%
Equifax, Inc.	13,354	2,898
Fair Isaac Corp.(1)	5,400	9,129
Uber Technologies, Inc.(1)	87,619	7,159
		19,186

	Shares	Value

Information Technology—32.1%
Amphenol Corp. Class A	138,954	$18,778
Cadence Design Systems, Inc.(1)	18,243	5,702
Monolithic Power Systems, Inc.	5,002	4,534
NVIDIA Corp.	108,059	20,153
ServiceNow, Inc.(1)	36,435	5,581
Shopify, Inc. Class A(1)	56,745	9,134
Snowflake, Inc. Class A(1)	35,830	7,860
Workday, Inc. Class A(1)	21,527	4,624
		76,366

Materials—1.8%
Ecolab, Inc.	16,482	4,327
Real Estate—1.5%
CoStar Group, Inc.(1)	51,443	3,459
Total Common Stocks (Identified Cost $93,808)		233,521

Total Long-Term Investments—98.3% (Identified Cost $93,808)		233,521

TOTAL INVESTMENTS—98.3% (Identified Cost $93,808)		$233,521
Other assets and liabilities, net—1.7%		4,060
NET ASSETS—100.0%		$237,581

Abbreviations:
ADR	American Depositary Receipt
S&P	Standard & Poor’s

Footnote Legend:
(1)	Non-income producing.
The following table summarizes the value of the Series’ investments as of December 31, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$233,521	$233,521
Total Investments	$233,521	$233,521
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2025.
There were no transfers into or out of Level 3 related to securities held at December 31, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

KAR Equity Income Series
SCHEDULE OF INVESTMENTS
December 31, 2025
($ reported in thousands)

	Shares	Value
Common Stocks—98.2%
Communication Services—1.8%
Verizon Communications, Inc.	32,712	$1,332
Consumer Discretionary—5.3%
Compass Group plc Sponsored ADR	66,216	2,118
TJX Cos., Inc. (The)	11,907	1,829
		3,947

Consumer Staples—8.5%
Coca-Cola Co. (The)	33,622	2,351
Procter & Gamble Co. (The)	9,848	1,411
Walmart, Inc.	23,700	2,640
		6,402

Energy—2.1%
TotalEnergies SE(1)	23,963	1,568
Financials—20.7%
Bank of New York Mellon Corp. (The)	24,069	2,794
Broadridge Financial Solutions, Inc.	5,930	1,323
Marsh & McLennan Cos., Inc.	6,211	1,152
PNC Financial Services Group, Inc. (The)	16,225	3,387
Prudential Financial, Inc.	8,192	925
T. Rowe Price Group, Inc.	21,057	2,156
Zurich Insurance Group AG ADR	98,861	3,760
		15,497

Health Care—11.2%
AbbVie, Inc.	15,128	3,457
Gilead Sciences, Inc.	12,453	1,528
Johnson & Johnson	6,903	1,429
Medtronic plc	20,758	1,994
		8,408

Industrials—13.0%
BAE Systems plc Sponsored ADR	24,518	2,277
Eaton Corp. plc	4,747	1,512
Fastenal Co.	35,378	1,420
Snap-on, Inc.	4,886	1,684
Trane Technologies plc	2,491	970
Watsco, Inc.	5,661	1,907
		9,770

Information Technology—19.1%
Amphenol Corp. Class A	11,908	1,609
Applied Materials, Inc.	5,560	1,429
Broadcom, Inc.	8,812	3,050
Cisco Systems, Inc.	27,311	2,104
International Business Machines Corp.	8,864	2,626
Microsoft Corp.	5,003	2,419
Texas Instruments, Inc.	6,147	1,066
		14,303

	Shares	Value

Materials—3.0%
Linde plc	5,324	$2,270
Real Estate—5.1%
Getty Realty Corp.	46,793	1,281
Lamar Advertising Co. Class A	20,220	2,559
		3,840

Utilities—8.4%
Fortis, Inc.	74,743	3,882
Southern Co. (The)	28,059	2,447
		6,329

Total Common Stocks (Identified Cost $56,071)		73,666

Total Long-Term Investments—98.2% (Identified Cost $56,071)		73,666

Securities Lending Collateral—2.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 3.651%)(2)(3)	1,579,232	1,579
Total Securities Lending Collateral (Identified Cost $1,579)		1,579

TOTAL INVESTMENTS—100.3% (Identified Cost $57,650)		$75,245
Other assets and liabilities, net—(0.3)%		(233)
NET ASSETS—100.0%		$75,012

Abbreviations:
ADR	American Depositary Receipt
plc	Public Limited Company

Footnote Legend:
(1)	All or a portion of security is on loan.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(3)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings (Unaudited)†
United States	82%
United Kingdom	6
Canada	5
Switzerland	5
France	2
Total	100%
† % of total investments as of December 31, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

KAR Equity Income Series
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025
($ reported in thousands)
The following table summarizes the value of the Series’ investments as of December 31, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$73,666	$73,666
Securities Lending Collateral	1,579	1,579
Total Investments	$75,245	$75,245
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2025.
There were no transfers into or out of Level 3 related to securities held at December 31, 2025.
See Notes to Financial Statements

KAR Small-Cap Growth Series
SCHEDULE OF INVESTMENTS
December 31, 2025
($ reported in thousands)

	Shares	Value
Common Stocks—90.2%
Consumer Discretionary—14.6%
Dream Finders Homes, Inc. Class A(1)	104,650	$1,790
Installed Building Products, Inc.	5,900	1,530
Ollie’s Bargain Outlet Holdings, Inc.(1)	19,453	2,132
Revolve Group, Inc. Class A(1)	49,006	1,480
Smith Douglas Homes Corp. Class A(1)	37,771	633
		7,565

Consumer Staples—1.7%
PriceSmart, Inc.	7,150	877
Financials—28.0%
Goosehead Insurance, Inc. Class A	36,345	2,677
Kinsale Capital Group, Inc.	6,432	2,515
Morningstar, Inc.	4,942	1,074
Ryan Specialty Holdings, Inc. Class A	47,453	2,450
ServisFirst Bancshares, Inc.	42,331	3,039
Triumph Financial, Inc.(1)	44,742	2,802
		14,557

Health Care—7.1%
iRadimed Corp.	6,335	616
National Research Corp.	31,957	600
U.S. Physical Therapy, Inc.	31,613	2,469
		3,685

Industrials—22.3%
AAON, Inc.	26,855	2,048
Alliance Laundry Holdings, Inc.(1)	112,831	2,296
Enerpac Tool Group Corp. Class A	74,115	2,834
FTI Consulting, Inc.(1)	8,658	1,479
Omega Flex, Inc.	17,934	528
Toro Co. (The)	30,307	2,386
		11,571

	Shares	Value

Information Technology—16.5%
Appfolio, Inc. Class A(1)	12,488	$2,905
nCino, Inc.(1)	115,341	2,958
NVE Corp.	4,150	246
Onestream, Inc. Class A(1)	135,534	2,491
		8,600

Total Common Stocks (Identified Cost $39,821)		46,855

Total Long-Term Investments—90.2% (Identified Cost $39,821)		46,855

Short-Term Investment—4.5%
Money Market Mutual Fund—4.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 3.651%)(2)	2,345,167	2,345
Total Short-Term Investment (Identified Cost $2,345)		2,345

TOTAL INVESTMENTS—94.7% (Identified Cost $42,166)		$49,200
Other assets and liabilities, net—5.3%		2,756
NET ASSETS—100.0%		$51,956

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the value of the Series’ investments as of December 31, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$46,855	$46,855
Money Market Mutual Fund	2,345	2,345
Total Investments	$49,200	$49,200
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2025.
There were no transfers into or out of Level 3 related to securities held at December 31, 2025.
See Notes to Financial Statements

KAR Small-Cap Value Series
SCHEDULE OF INVESTMENTS
December 31, 2025
($ reported in thousands)

	Shares	Value
Common Stocks—97.8%
Consumer Discretionary—12.7%
Cheesecake Factory, Inc. (The)	43,530	$2,197
Choice Hotels International, Inc.	12,387	1,180
SiteOne Landscape Supply, Inc.(1)	11,131	1,387
Thor Industries, Inc.	17,315	1,778
		6,542

Consumer Staples—4.6%
National Beverage Corp.(1)	31,988	1,020
WD-40 Co.	6,787	1,336
		2,356

Financials—26.8%
Bank of Hawaii Corp.	27,706	1,894
EVERTEC, Inc.	49,443	1,439
First Financial Bankshares, Inc.	47,867	1,430
Houlihan Lokey, Inc. Class A	16,655	2,901
Jack Henry & Associates, Inc.	5,490	1,002
Primerica, Inc.	8,930	2,307
RLI Corp.	20,604	1,318
Stock Yards Bancorp, Inc.	22,836	1,483
		13,774

Health Care—3.6%
Prestige Consumer Healthcare, Inc.(1)	30,328	1,871
Industrials—42.7%
Albany International Corp. Class A	13,483	684
Alliance Laundry Holdings, Inc.(1)	48,257	982
Armstrong World Industries, Inc.	17,117	3,271
Construction Partners, Inc. Class A(1)	27,898	3,028
CSW Industrials, Inc.	6,286	1,845
	Shares	Value

Industrials—continued
Hillman Solutions Corp.(1)	206,274	$1,786
JBT Marel Corp.	15,768	2,376
Landstar System, Inc.	10,190	1,464
RBC Bearings, Inc.(1)	6,320	2,834
UniFirst Corp.	8,945	1,726
Watsco, Inc.	5,898	1,987
		21,983

Information Technology—1.3%
Badger Meter, Inc.	3,941	687
Materials—3.4%
HB Fuller Co.	29,231	1,738
Real Estate—2.7%
Getty Realty Corp.	50,333	1,378
Total Common Stocks (Identified Cost $28,494)		50,329

Total Long-Term Investments—97.8% (Identified Cost $28,494)		50,329

TOTAL INVESTMENTS—97.8% (Identified Cost $28,494)		$50,329
Other assets and liabilities, net—2.2%		1,115
NET ASSETS—100.0%		$51,444

Footnote Legend:
(1)	Non-income producing.
The following table summarizes the value of the Series’ investments as of December 31, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$50,329	$50,329
Total Investments	$50,329	$50,329
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2025.
There were no transfers into or out of Level 3 related to securities held at December 31, 2025.
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS
December 31, 2025
($ reported in thousands)

	Par Value(1)	Value
U.S. Government Securities—5.1%
U.S. Treasury Bonds
4.625%, 5/15/54	$370	$356
4.625%, 2/15/55	1,850	1,782
4.750%, 5/15/55	330	324
U.S. Treasury Notes
4.625%, 6/30/26	205	206
3.875%, 7/31/30	415	418
4.625%, 2/15/35	1,200	1,246
Total U.S. Government Securities (Identified Cost $4,380)		4,332

Foreign Government Securities—12.7%
Arab Republic of Egypt
144A 7.600%, 3/1/29(2)	77	82
144A 8.625%, 2/4/30(2)	35	39
144A 5.875%, 2/16/31(2)	32	32
144A 8.500%, 1/31/47(2)	128	125
144A 8.750%, 9/30/51(2)	27	27
Benin Government International Bond 144A 7.960%, 2/13/38(2)	12	13
Bolivarian Republic of Venezuela RegS 12.750%, 8/23/22(3)(4)	215	68
Brazil Notas do Tesouro Nacional Series F 10.000%, 1/1/31	1,920 BRL	308
Bulgaria Government International Bond RegS 5.000%, 3/5/37(4)	58	58
Costa Rica Government
144A 6.550%, 4/3/34(2)	77	84
144A 7.300%, 11/13/54(2)	53	59
Czech Republic Government Bond 1.750%, 6/23/32	7,330 CZK	307
Dominican Republic
144A 6.600%, 6/1/36(2)	63	66
144A 6.950%, 3/15/37(2)	52	56
RegS 6.950%, 3/15/37(4)	268	288
Eagle Funding Luxco S.a.r.l. 144A 5.500%, 8/17/30(2)	103	105
Federal Republic of Ethiopia 144A 6.625%, 12/11/26(2)(3)	29	31
Federative Republic of Brazil
5.500%, 11/6/30	77	78
6.250%, 3/18/31	50	52
6.000%, 10/20/33	57	58
6.625%, 3/15/35	67	69
7.250%, 1/12/56	129	128
Hungary Government International Bond
144A 6.250%, 9/22/32(2)	188	200
144A 5.500%, 6/16/34(2)	13	13
144A 6.000%, 9/26/35(2)	52	54
	Par Value(1)	Value

Foreign Government Securities—continued
144A 5.500%, 3/26/36(2)	$98	$98
Islamic Republic of Pakistan 144A 7.375%, 4/8/31(2)	82	82
KSA Ijarah Sukuk Ltd. 144A 4.875%, 9/9/35(2)	77	77
Kyrgyz Republic International Bond 144A 7.750%, 6/3/30(2)	95	98
Lebanon Government International Bond RegS 7.000%, 3/23/32(3)(4)	102	24
Malaysia Government Bond 2.632%, 4/15/31	1,320 MYR	314
Mex Bonos Desarr
8.500%, 5/31/29	2,080 MXN	117
7.750%, 11/13/42	4,300 MXN	204
Oman Government International Bond 144A 6.500%, 3/8/47(2)	242	259
Republic of Angola
144A 9.244%, 1/15/31(2)	61	62
144A 8.750%, 4/14/32(2)	118	115
Republic of Argentina
0.750%, 7/9/30(5)	370	315
4.125%, 7/9/35(5)	122	91
4.125%, 7/9/46(5)	139	99
Republic of Chile 4.950%, 1/5/36	180	182
Republic of Colombia
8.500%, 4/25/35	34	37
8.000%, 11/14/35	244	260
8.750%, 11/14/53	50	55
Republic of Ecuador
RegS 6.900%, 7/31/30(4)(5)	145	143
RegS 6.900%, 7/31/35(4)(5)	24	21
RegS 5.000%, 7/31/40(4)(5)	26	20
Republic of El Salvador
144A 8.250%, 4/10/32(2)	44	47
RegS 9.250%, 4/17/30(4)	33	36
RegS 7.650%, 6/15/35(4)	44	46
RegS 7.625%, 2/1/41(4)	34	34
Republic of Gabon
144A 6.625%, 2/6/31(2)	33	25
144A 7.000%, 11/24/31(2)	54	41
Republic of Ghana RegS 5.000%, 7/3/35(4)(5)	121	110
Republic of Guatemala
144A 6.875%, 8/15/55(2)	55	59
RegS 6.250%, 8/15/36(4)	47	49
RegS 4.650%, 10/7/41(4)	48	41
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Foreign Government Securities—continued
Republic of Indonesia
4.750%, 9/10/34	$86	$86
5.600%, 1/15/35	117	124
4.200%, 10/15/50	68	56
5.100%, 2/10/54	20	19
Republic of Ivory Coast
144A 8.075%, 4/1/36(2)	25	27
144A 8.250%, 1/30/37(2)	59	64
Republic of Kazakhstan 144A 5.500%, 7/1/37(2)	120	123
Republic of Kenya
144A 7.875%, 10/9/33(2)	41	41
144A 9.500%, 3/5/36(2)	86	92
Republic of Nigeria
144A 9.625%, 6/9/31(2)	40	45
144A 7.375%, 9/28/33(2)	85	86
144A 10.375%, 12/9/34(2)	147	174
Republic of Panama
3.875%, 3/17/28	50	49
3.870%, 7/23/60	201	133
Republic of Peru
2.783%, 1/23/31	38	35
5.375%, 2/8/35	143	146
3.600%, 1/15/72	36	23
Republic of Philippines
5.500%, 2/4/35	70	74
4.750%, 3/5/35	169	169
3.700%, 3/1/41	77	64
Republic of Poland
4.875%, 10/4/33	43	44
5.125%, 9/18/34	138	141
5.375%, 2/12/35	62	64
Republic of Senegal 144A 6.250%, 5/23/33(2)	148	86
Republic of South Africa
5.875%, 6/22/30	42	44
5.650%, 9/27/47	174	147
8.750%, 2/28/48	6,300 ZAR	367
144A 6.125%, 12/11/37(2)	122	120
144A 7.950%, 11/19/54(2)	45	48
Republic of Sri Lanka
144A 3.100%, 1/15/30(2)(5)	14	13
144A 3.600%, 6/15/35(2)(5)	219	166
Republic of Turkiye
9.125%, 7/13/30	235	269
7.625%, 5/15/34	65	70
6.950%, 9/16/35	63	65
6.625%, 2/17/45	123	115
Republic of Zambia 144A 5.750%, 6/30/33(2)(5)	46	45
Republica Orient Uruguay
5.100%, 6/18/50	135	128
	Par Value(1)	Value

Foreign Government Securities—continued
4.975%, 4/20/55	$115	$105
Romanian Government International Bond
144A 5.875%, 1/30/29(2)	34	35
144A 7.125%, 1/17/33(2)	116	126
144A 6.375%, 1/30/34(2)	62	65
144A 5.750%, 3/24/35(2)	146	144
144A 6.625%, 5/16/36(2)	38	40
Saudi International Bond
144A 5.375%, 1/13/31(2)	82	86
144A 5.625%, 1/13/35(2)	109	116
144A 4.500%, 10/26/46(2)	201	172
Trinidad & Tobago Government International Bond
144A 5.950%, 1/14/31(2)	34	35
144A 6.400%, 6/26/34(2)	19	19
UAE International Government Bond 144A 4.050%, 7/7/32(2)	46	46
Ukraine Government Bond
144A 4.500%, 2/1/29(2)(5)	36	27
144A 4.500%, 2/1/34(2)(5)	42	26
144A 4.500%, 2/1/35(2)(5)	6	4
RegS 4.500%, 2/1/29(4)(5)	18	14
RegS 0.000%, 2/1/30(4)(5)	3	2
RegS 4.000%, 2/1/32(4)(5)	115	86
RegS 0.000%, 2/1/34(4)(5)	12	6
RegS 4.500%, 2/1/35(4)(5)	59	35
RegS 4.500%, 2/1/36(4)(5)	3	2
United Mexican States
5.375%, 3/22/33	61	60
3.500%, 2/12/34	101	87
6.625%, 1/29/38	55	57
6.338%, 5/4/53	137	130
Uzbekistan International Bond
144A 3.700%, 11/25/30(2)	50	46
144A 6.900%, 2/28/32(2)	29	31
Total Foreign Government Securities (Identified Cost $10,153)		10,725

See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Mortgage-Backed Securities—10.4%
Agency—10.4%
Federal Home Loan Mortgage Corporation
Pool #SD6322 4.500%, 8/1/53	$453	$445
Pool #SD8343 6.000%, 7/1/53	217	223
Pool #SD8382 5.000%, 12/1/53	413	413
Pool #SD8492 5.000%, 1/1/55	574	572
Pool #SD8494 5.500%, 1/1/55	837	849
Pool #SL0019 5.500%, 1/1/55	835	848
Pool #SL0627 6.000%, 10/1/54	746	767
Pool #SL1127 6.000%, 12/1/54	770	790
Federal National Mortgage Association
Pool #FA0685 6.000%, 1/1/55	376	386
Pool #FA1728 6.000%, 10/1/53	857	881
Pool #FS4438 5.000%, 11/1/52	367	367
Pool #FS7751 4.000%, 3/1/53	690	657
Pool #FS8791 6.000%, 8/1/54	404	416
Pool #MA4805 4.500%, 11/1/52	469	460
Pool #MA4980 6.000%, 4/1/53	342	353
Pool #MA5072 5.500%, 7/1/53	352	359
Total Mortgage-Backed Securities (Identified Cost $8,695)		8,786

Corporate Bonds and Notes—22.6%
Communication Services—0.5%
IHS Holding Ltd. 144A 8.250%, 11/29/31(2)	43	45
Meta Platforms, Inc. 5.750%, 11/15/65	205	195
Sprint Capital Corp. 8.750%, 3/15/32	120	145
		385

Consumer Discretionary—0.9%
Ashtead Capital, Inc. 144A 5.500%, 8/11/32(2)	155	160
Dick’s Sporting Goods, Inc. 4.100%, 1/15/52	190	139
Ford Motor Credit Co. LLC 7.350%, 3/6/30	145	156
Meritage Homes Corp. 144A 3.875%, 4/15/29(2)	165	162
	Par Value(1)	Value

Consumer Discretionary—continued
Polaris, Inc. 5.600%, 3/1/31	$125	$126
		743

Consumer Staples—0.2%
Pilgrim’s Pride Corp. 6.250%, 7/1/33	174	186
Energy—3.3%
BP Capital Markets plc 4.875% (6)	135	134
Columbia Pipelines Operating Co. LLC 144A 6.036%, 11/15/33(2)	170	182
Enbridge, Inc. 8.500%, 1/15/84	155	178
Energean Israel Finance Ltd. 144A, RegS 5.875%, 3/30/31(2)(4)	28	27
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(2)	310	285
Harbour Energy plc 144A 6.327%, 4/1/35(2)	175	177
HF Sinclair Corp. 6.250%, 1/15/35	160	167
KazMunayGas National Co. JSC 144A 6.375%, 10/24/48(2)	42	42
Leviathan Bond Ltd. 144A, RegS 6.750%, 6/30/30(2)(4)	36	36
Occidental Petroleum Corp. 6.200%, 3/15/40	130	132
Pertamina Persero PT 144A 6.450%, 5/30/44(2)	60	64
Petroleos de Venezuela S.A. RegS 9.000%, 11/17/21(3)(4)	575	144
Petroleos del Peru S.A. RegS 4.750%, 6/19/32(4)	52	39
Petroleos Mexicanos
6.840%, 1/23/30	73	74
5.950%, 1/28/31	130	126
6.700%, 2/16/32	54	54
7.690%, 1/23/50	20	18
6.950%, 1/28/60	75	61
Petronas Capital Ltd.
144A 3.500%, 4/21/30(2)	32	31
144A 5.848%, 4/3/55(2)	110	115
Sempra Infrastructure Partners LP 144A 3.250%, 1/15/32(2)	297	263
Uzbekneftegaz JSC 144A 8.750%, 5/7/30(2)	54	58
Western Midstream Operating LP 5.250%, 2/1/50	215	184
Williams Cos., Inc. (The) 5.150%, 3/15/34	125	127
YPF S.A. 144A 9.500%, 1/17/31(2)	32	34
		2,752

Financials—11.5%
AerCap Ireland Capital DAC 6.950%, 3/10/55	90	94
Allianz SE 144A 6.350%, 9/6/53(2)	200	215
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Financials—continued
Ally Financial, Inc. 5.543%, 1/17/31	$90	$92
American Express Co. 5.625%, 7/28/34	185	193
Apollo Debt Solutions BDC 6.900%, 4/13/29	150	157
Apollo Global Management, Inc. 6.000%, 12/15/54	175	173
Ascot Group Ltd. 144A 4.250%, 12/15/30(2)	285	265
Azule Energy Finance plc 144A 8.125%, 1/23/30(2)	50	50
Bank of America Corp. 5.518%, 10/25/35	225	230
Barclays plc 7.437%, 11/2/33	200	229
Blackstone Private Credit Fund 6.000%, 1/29/32	180	183
Blue Owl Finance LLC 3.125%, 6/10/31	195	177
BNSF Funding Trust I 6.613%, 12/15/55	185	185
BPCE S.A. 144A 7.003%, 10/19/34(2)	250	278
Capital One Financial Corp.
2.359%, 7/29/32	125	109
6.377%, 6/8/34	80	86
Capital Power U.S. Holdings, Inc. 144A 6.189%, 6/1/35(2)	130	136
Charles Schwab Corp. (The) Series H 4.000% (6)	190	177
Citigroup, Inc.
3.980%, 3/20/30	120	119
6.174%, 5/25/34	122	130
Corebridge Financial, Inc. 6.375%, 9/15/54	235	237
DAE Funding LLC 144A 3.375%, 3/20/28(2)	125	121
Deutsche Bank AG 5.403%, 9/11/35	180	184
Drawbridge Special Opportunities Fund LP 144A 5.950%, 9/17/30(2)	130	124
F&G Annuities & Life, Inc. 6.500%, 6/4/29	150	156
Fifth Third Bancorp 4.337%, 4/25/33	155	151
Flutter Treasury DAC 144A 5.875%, 6/4/31(2)	185	188
Foundry JV Holdco LLC 144A 5.875%, 1/25/34(2)	130	133
FS Luxembourg S.a.r.l. 144A 8.875%, 2/12/31(2)	68	71
Global Atlantic Fin Co. 144A 7.950%, 6/15/33(2)	142	162
Global Payments, Inc. 5.550%, 11/15/35	125	124
Goldman Sachs Group, Inc. (The)
5.330%, 7/23/35	75	77
6.450%, 5/1/36	85	93
HA Sustainable Infrastructure Capital, Inc.
6.375%, 7/1/34	80	81
6.750%, 7/15/35	95	99
	Par Value(1)	Value

Financials—continued
Huntington Bancshares, Inc.
5.709%, 2/2/35	$130	$136
6.141%, 11/18/39	60	63
Icon Investments Six DAC 6.000%, 5/8/34	125	132
Imperial Brands Finance plc 144A 5.625%, 7/1/35(2)	175	180
JH North America Holdings, Inc. 144A 6.125%, 7/31/32(2)	180	185
JPMorgan Chase & Co.
2.956%, 5/13/31	270	255
1.953%, 2/4/32	160	143
KeyCorp 6.401%, 3/6/35	185	201
Lloyds Banking Group plc 6.625% (6)	10	10
Morgan Stanley
6.342%, 10/18/33	90	99
5.948%, 1/19/38	152	160
MSCI, Inc. 144A 3.625%, 9/1/30(2)	191	182
NatWest Group plc 6.475%, 6/1/34	200	210
NextEra Energy Capital Holdings, Inc. 6.500%, 8/15/55	165	174
Nippon Life Insurance Co. 144A 6.250%, 9/13/53(2)	115	122
PNC Financial Services Group, Inc. (The) 5.575%, 1/29/36	180	188
Prudential Financial, Inc.
5.125%, 3/1/52	73	72
6.750%, 3/1/53	145	155
Reinsurance Group of America, Inc. 6.650%, 9/15/55	145	150
Societe Generale S.A. 144A 6.066%, 1/19/35(2)	200	211
South Bow USA Infrastructure Holdings LLC 5.584%, 10/1/34	80	81
State Street Corp.
6.123%, 11/21/34	85	92
Series I 6.700%(6)	120	125
Stellantis Finance U.S., Inc. 144A 6.450%, 3/18/35(2)	125	130
Sumitomo Life Insurance Co. 144A 5.875%, 9/10/55(2)	170	172
Toll Brothers Finance Corp. 5.600%, 6/15/35	100	103
Toronto-Dominion Bank (The) 8.125%, 10/31/82	190	200
UBS Group AG 144A 4.988%, 8/5/33(2)	220	223
Wells Fargo & Co.
5.389%, 4/24/34	140	146
Series BB 3.900%(6)	130	130
		9,709

Health Care—1.2%
180 Medical, Inc. 144A 5.300%, 10/8/35(2)	170	169
Baxter International, Inc. 5.650%, 12/15/35	165	167
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Health Care—continued
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	$170	$157
HCA, Inc. 5.500%, 6/1/33	165	172
Smith & Nephew plc 5.400%, 3/20/34	140	144
Universal Health Services, Inc. 2.650%, 1/15/32	258	228
		1,037

Industrials—1.8%
Adani Ports & Special Economic Zone Ltd. 144A 4.375%, 7/3/29(2)	77	75
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(2)	167	168
Aviation Capital Group LLC 144A 3.500%, 11/1/27(2)	205	202
Boeing Co. (The)
3.750%, 2/1/50	85	62
5.805%, 5/1/50	50	49
5.930%, 5/1/60	69	68
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 9/15/36(2)	176	160
CoStar Group, Inc. 144A 2.800%, 7/15/30(2)	180	165
Delta Air Lines Pass-Through Trust 2015-1, AA 3.625%, 1/30/29	161	159
DP World Ltd. 144A 6.850%, 7/2/37(2)	20	23
Regal Rexnord Corp. 6.400%, 4/15/33	160	172
United Airlines Pass-Through Trust 2023-1, A 5.800%, 7/15/37	172	179
		1,482

Information Technology—0.4%
Booz Allen Hamilton, Inc.
5.950%, 8/4/33	85	89
144A 4.000%, 7/1/29(2)	140	137
Oracle Corp. 5.500%, 8/3/35	130	127
		353

Materials—0.9%
Alpek SAB de C.V. RegS 3.250%, 2/25/31(4)	81	69
Bayport Polymers LLC 144A 5.140%, 4/14/32(2)	260	257
Corp. Nacional del Cobre de Chile 144A 5.950%, 1/8/34(2)	164	171
Samarco Mineracao S.A. (9.500% PIK) 144A 9.500%, 6/30/31(2)(7)	37	37
Sonoco Products Co. 5.000%, 9/1/34	140	139
Westlake Corp. 5.550%, 11/15/35	125	125
		798

Real Estate—0.0%
Port of Spain Waterfront Development RegS 7.875%, 2/19/40(4)	34	34
	Par Value(1)	Value

Utilities—1.9%
CMS Energy Corp. 4.750%, 6/1/50	$225	$221
Comision Ejecutiva Hidroelectrica del Rio Lempa 144A 8.650%, 1/24/33(2)	34	37
Dominion Energy, Inc.
6.200%, 2/15/56	80	80
Series B 7.000%, 6/1/54	95	103
Electricite de France S.A. 144A 6.900%, 5/23/53(2)	200	220
Enel Finance International N.V. 144A 7.500%, 10/14/32(2)	150	173
Entergy Corp. 7.125%, 12/1/54	190	200
Eskom Holdings 144A 8.450%, 8/10/28(2)	59	63
KeySpan Gas East Corp. 144A 5.994%, 3/6/33(2)	160	169
NRG Energy, Inc. 144A 7.000%, 3/15/33(2)	151	167
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 144A 4.125%, 5/15/27(2)	38	38
Southern California Edison Co. 6.000%, 1/15/34	130	136
		1,607

Total Corporate Bonds and Notes (Identified Cost $18,579)		19,086

Leveraged Loans—0.0%
Energy—0.0%
Paragon Offshore Finance Co. Escrow 0.000%, 7/19/27(3)(8)	— (9)	—
Total Leveraged Loans (Identified Cost $—)(9)		—

	Shares
Common Stocks—0.1%
Consumer Discretionary—0.0%
NMG Parent LLC Escrow(8)(10)	271	—
West Marine(8)(10)	150	—
		—

Health Care—0.1%
Endo GUC Trust Class A Escrow(8)(10)	7,290	—
Lannett Co., Inc.(8)(10)	1,387	37
		37

Total Common Stocks (Identified Cost $50)		37

Affiliated Mutual Funds—46.4%
Fixed Income Funds—46.4%
Virtus Newfleet ABS MACS(11)(12)	1,100,856	10,932
Virtus Newfleet CMBS MACS(11)(12)	435,829	4,376
Virtus Newfleet Floating Rate MACS(11)(12)	528,648	5,112
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025
($ reported in thousands)
	Shares	Value

Fixed Income Funds—continued
Virtus Newfleet High Yield MACS(11)(12)	1,051,314	$10,313
Virtus Newfleet RMBS MACS(11)(12)	824,519	8,369
Total Affiliated Mutual Funds (Identified Cost $39,344)		39,102

Total Long-Term Investments—97.3% (Identified Cost $81,201)		82,068

TOTAL INVESTMENTS—97.3% (Identified Cost $81,201)		$82,068
Other assets and liabilities, net—2.7%		2,276
NET ASSETS—100.0%		$84,344

Abbreviations:
ABS	Asset-Backed Securities
BDC	Business Development Companies
CMBS	Commercial Mortgage-Backed Securities
DAC	Designated Activity Company
JSC	Joint Stock Company
LLC	Limited Liability Company
LP	Limited Partnership
MACS	Managed Account Completion Shares
MSCI	Morgan Stanley Capital International
PIK	Payment-in-Kind Security
plc	Public Limited Company
RMBS	Residential Mortgage-Backed Securities
S.a.r.l.	Société à responsabilité limitée

Foreign Currencies:
BRL	Brazilian Real
CZK	Czech Koruna
MXN	Mexican Peso
MYR	Malaysian Ringgit
ZAR	South African Rand

Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, these securities amounted to a value of $11,357 or 13.5% of net assets.

(3)	Security in default; no interest payments are being received.
(4)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	Represents step coupon bond. Rate shown reflects the rate in effect as of December 31, 2025.
(6)	No contractual maturity date.
(7)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(8)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(9)	Amount is less than $500 (not in thousands).
(10)	Non-income producing.
(11)	Affiliated investment. See Note 3F in Notes to Financial Statements.
(12)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
United States	80%
United Kingdom	2
Mexico	1
South Africa	1
Brazil	1
France	1
Argentina	1
Other	13
Total	100%
† % of total investments as of December 31, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025
($ reported in thousands)
The following table summarizes the value of the Series’ investments as of December 31, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$4,332	$—	$4,332	$—
Foreign Government Securities	10,725	—	10,725	—
Mortgage-Backed Securities	8,786	—	8,786	—
Corporate Bonds and Notes	19,086	—	19,086	—
Leveraged Loans	—	—	—	— (1)
Equity Securities:
Common Stocks	37	—	—	37 (1)
Affiliated Mutual Funds	39,102	39,102	—	—
Total Investments	$82,068	$39,102	$42,929	$37

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at December 31, 2025.
Some of the Series’ investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended December 31, 2025.
See Notes to Financial Statements

SGA International Growth Series
SCHEDULE OF INVESTMENTS
December 31, 2025
($ reported in thousands)

	Shares	Value
Preferred Stock—2.7%
Health Care—2.7%
Sartorius AG, 0.280% (Germany)	9,140	$2,655
Total Preferred Stock (Identified Cost $2,501)		2,655

Common Stocks—95.0%
Communication Services—4.2%
Universal Music Group N.V. (Netherlands)	158,120	4,131
Consumer Discretionary—14.1%
Alibaba Group Holding Ltd. Sponsored ADR (China-Hong Kong)	26,777	3,925
Fast Retailing Co., Ltd. (Japan)	11,240	4,086
MercadoLibre, Inc. (Argentina)(1)	1,060	2,135
Sea Ltd. ADR (Singapore)(1)	10,277	1,311
Yum China Holdings, Inc. (China)	49,403	2,340
		13,797

Consumer Staples—10.8%
Fomento Economico Mexicano SAB de C.V. Sponsored ADR (Mexico)	15,876	1,605
Heineken N.V. (Netherlands)	18,127	1,486
L’Oreal S.A. (France)	7,312	3,150
Unilever plc Sponsored ADR (United Kingdom)	45,172	2,954
Wal-Mart de Mexico SAB de C.V. (Mexico)	447,120	1,391
		10,586

Financials—16.6%
Adyen N.V. (Netherlands)(1)	2,453	3,964
AIA Group Ltd. (China-Hong Kong)	391,543	4,019
Aon plc Class A (United Kingdom)	11,947	4,216
HDFC Bank Ltd. ADR (India)	110,752	4,047
		16,246

Health Care—14.1%
Alcon AG (Switzerland)	48,640	3,833
Galderma Group AG (Switzerland)	9,509	1,946
Haleon plc (United Kingdom)	658,102	3,325
STERIS plc (United States)	18,682	4,736
		13,840

Industrials—13.0%
Canadian Pacific Kansas City Ltd. (Canada)(2)	51,282	3,776
Experian plc (Ireland)	58,769	2,664
Grab Holdings Ltd. Class A (Singapore)(1)	255,985	1,277
Recruit Holdings Co., Ltd. (Japan)	34,312	1,938
Waste Connections, Inc. (Canada)	17,267	3,028
		12,683

Information Technology—20.0%
ARM Holdings plc ADR (United Kingdom)(1)	17,110	1,870
Dassault Systemes SE (France)	87,554	2,453
Infosys Ltd. Sponsored ADR (India)(2)	29,165	520
Sage Group plc (The) (United Kingdom)	241,769	3,530
	Shares	Value

Information Technology—continued
SAP SE Sponsored ADR (Germany)	17,864	$4,339
Shopify, Inc. Class A (Canada)(1)	12,207	1,965
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	16,112	4,896
		19,573

Materials—2.2%
Linde plc (United States)	4,944	2,108
Total Common Stocks (Identified Cost $71,406)		92,964

Total Long-Term Investments—97.7% (Identified Cost $73,907)		95,619

Securities Lending Collateral—4.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 3.651%)(3)(4)	4,336,717	4,337
Total Securities Lending Collateral (Identified Cost $4,337)		4,337

TOTAL INVESTMENTS—102.1% (Identified Cost $78,244)		$99,956
Other assets and liabilities, net—(2.1)%		(2,085)
NET ASSETS—100.0%		$97,871

Abbreviations:
ADR	American Depositary Receipt
plc	Public Limited Company

Footnote Legend:
(1)	Non-income producing.
(2)	All or a portion of security is on loan.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings (Unaudited)†
United Kingdom	16%
United States	11
Netherlands	9
Canada	9
China-Hong Kong	8
Germany	7
Japan	6
Other	34
Total	100%
† % of total investments as of December 31, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

SGA International Growth Series
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025
($ reported in thousands)
The following table summarizes the value of the Series’ investments as of December 31, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Preferred Stock	$2,655	$2,655
Common Stocks	92,964	92,964
Securities Lending Collateral	4,337	4,337
Total Investments	$99,956	$99,956
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2025.
There were no transfers into or out of Level 3 related to securities held at December 31, 2025.
See Notes to Financial Statements

Tactical Allocation Series
SCHEDULE OF INVESTMENTS
December 31, 2025
($ reported in thousands)

	Par Value	Value
U.S. Government Securities—5.5%
U.S. Treasury Bonds
1.250%, 5/15/50	$1,590	$761
1.375%, 8/15/50	595	292
1.875%, 2/15/51	470	263
2.000%, 8/15/51	50	29
3.625%, 2/15/53	1,640	1,328
4.250%, 2/15/54	155	140
4.500%, 11/15/54	125	118
U.S. Treasury Notes
4.250%, 11/30/26	200	201
0.375%, 7/31/27	40	38
4.375%, 12/31/29	195	200
4.250%, 11/15/34	160	162
Total U.S. Government Securities (Identified Cost $4,341)		3,532

Foreign Government Securities—1.1%
Abu Dhabi Government International Bond 144A 3.125%, 9/30/49(1)	19	14
Costa Rica Government
144A 6.550%, 4/3/34(1)	5	5
144A 7.300%, 11/13/54(1)	5	6
Dominican Republic 144A 4.875%, 9/23/32(1)	46	44
Federative Republic of Brazil
6.000%, 10/20/33	40	40
7.250%, 1/12/56	10	10
Hungary Government International Bond
144A 6.250%, 9/22/32(1)	29	31
144A 5.500%, 3/26/36(1)	10	10
Kingdom of Morocco 144A 3.000%, 12/15/32(1)	10	9
Republic of Angola
144A 8.000%, 11/26/29(1)	10	10
144A 9.244%, 1/15/31(1)	5	5
Republic of Colombia
7.375%, 4/25/30	12	13
8.000%, 11/14/35	14	15
8.750%, 11/14/53	7	8
Republic of El Salvador
144A 8.625%, 2/28/29(1)	9	10
RegS 7.650%, 6/15/35(2)	10	10
Republic of Guatemala 144A 6.600%, 6/13/36(1)	8	9
Republic of Indonesia 5.100%, 2/10/54	28	27
Republic of Ivory Coast 144A 8.250%, 1/30/37(1)	15	16
Republic of Kazakhstan 144A 5.500%, 7/1/37(1)	19	20
Republic of Kenya
144A 7.875%, 10/9/33(1)	10	10
	Par Value	Value

Foreign Government Securities—continued
144A 9.500%, 3/5/36(1)	$7	$7
Republic of Nigeria 144A 10.375%, 12/9/34(1)	17	20
Republic of Panama 8.000%, 3/1/38	24	28
Republic of Peru 5.375%, 2/8/35	25	26
Republic of Philippines 4.750%, 3/5/35	32	32
Republic of Poland
4.875%, 10/4/33	30	30
5.125%, 9/18/34	7	7
Republic of Serbia 144A 6.500%, 9/26/33(1)	8	9
Republic of South Africa
4.850%, 9/30/29	10	10
5.875%, 6/22/30	15	16
5.650%, 9/27/47	5	4
Republic of Turkiye
7.625%, 5/15/34	35	38
6.625%, 2/17/45	10	9
Republica Orient Uruguay 5.100%, 6/18/50	32	30
Romanian Government International Bond
144A 5.875%, 1/30/29(1)	20	21
144A 7.125%, 1/17/33(1)	9	10
144A 6.625%, 5/16/36(1)	10	10
Saudi International Bond
144A 4.875%, 7/18/33(1)	25	25
144A 5.625%, 1/13/35(1)	8	8
144A 4.500%, 10/26/46(1)	15	13
United Mexican States
3.500%, 2/12/34	9	8
6.000%, 5/7/36	30	30
Uzbekistan International Bond 144A 6.900%, 2/28/32(1)	5	5
Total Foreign Government Securities (Identified Cost $693)		718

Mortgage-Backed Securities—5.8%
Agency—5.8%
Federal Home Loan Mortgage Corporation
Pool #SD5594 5.500%, 7/1/53	108	110
Pool #SD5856 3.500%, 1/1/54	303	280
Pool #SD8309 6.000%, 3/1/53	72	74
Pool #SD8383 5.500%, 12/1/53	162	165
Pool #SD8418 4.500%, 4/1/54	246	241
Pool #SD8492 5.000%, 1/1/55	266	265
See Notes to Financial Statements

Tactical Allocation Series
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025
($ reported in thousands)
	Par Value	Value

Agency—continued
Federal National Mortgage Association
Pool #254007 6.500%, 10/1/31	$— (3)	$— (3)
Pool #835144 5.000%, 10/1/35	6	6
Pool #882224 6.000%, 9/1/36	1	1
Pool #914724 5.500%, 4/1/37	1	1
Pool #929637 5.500%, 6/1/38	1	1
Pool #940524 5.500%, 7/1/37	4	4
Pool #949301 6.000%, 10/1/37	2	2
Pool #975097 5.000%, 6/1/38	4	4
Pool #986012 5.500%, 6/1/38	1	1
Pool #991124 5.000%, 1/1/39	1	1
Pool #994322 6.000%, 1/1/39	1	1
Pool #994383 5.500%, 11/1/38	3	4
Pool #AA4418 4.500%, 3/1/39	2	2
Pool #AA4434 5.000%, 3/1/39	2	2
Pool #AA4436 6.000%, 3/1/39	1	1
Pool #CB6857 4.500%, 8/1/53	98	96
Pool #FA0685 6.000%, 1/1/55	206	212
Pool #FA1378 4.000%, 3/1/55	275	262
Pool #FA1728 6.000%, 10/1/53	223	229
Pool #FA2472 5.000%, 4/1/54	148	148
Pool #FS6679 6.000%, 12/1/53	99	101
Pool #FS7751 4.000%, 3/1/53	228	218
Pool #MA4785 5.000%, 10/1/52	610	612
Pool #MA4805 4.500%, 11/1/52	112	110
Pool #MA4980 6.000%, 4/1/53	165	170
Pool #MA5072 5.500%, 7/1/53	201	205
Pool #MA5385 4.000%, 6/1/54	235	223
Government National Mortgage Association Pool #563381 6.500%, 11/15/31	2	2
Total Mortgage-Backed Securities (Identified Cost $3,718)		3,754

	Par Value	Value

Corporate Bonds and Notes—10.9%
Communication Services—0.2%
Charter Communications Operating LLC 4.800%, 3/1/50	$35	$26
Meta Platforms, Inc. 5.750%, 11/15/65	60	57
Omnicom Group, Inc. 144A 5.375%, 6/15/33(1)	25	25
Sprint Capital Corp. 8.750%, 3/15/32	40	49
		157

Consumer Discretionary—0.5%
Ashtead Capital, Inc. 144A 5.500%, 8/11/32(1)	49	51
Dick’s Sporting Goods, Inc. 4.100%, 1/15/52	80	58
DR Horton, Inc. 5.500%, 10/15/35	45	47
Ford Motor Co.
3.250%, 2/12/32	26	23
4.750%, 1/15/43	15	12
Meritage Homes Corp. 144A 3.875%, 4/15/29(1)	59	58
Sodexo, Inc. 144A 5.800%, 8/15/35(1)	50	52
		301

Consumer Staples—0.3%
Alimentation Couche-Tard, Inc. 144A 5.077%, 9/29/35(1)	50	50
BAT Capital Corp. 7.750%, 10/19/32	27	32
Mars, Inc. 144A 5.200%, 3/1/35(1)	50	51
Philip Morris International, Inc. 4.900%, 11/1/34	50	51
Pilgrim’s Pride Corp. 6.250%, 7/1/33	47	50
		234

Energy—1.4%
BP Capital Markets plc 4.875% (4)	40	40
Columbia Pipelines Operating Co. LLC
144A 6.036%, 11/15/33(1)	22	24
144A 5.439%, 2/15/35(1)	25	25
Diamondback Energy, Inc. 5.900%, 4/18/64	60	57
DT Midstream, Inc. 144A 4.375%, 6/15/31(1)	40	39
Enbridge, Inc. 8.500%, 1/15/84	45	52
EOG Resources, Inc.
5.350%, 1/15/36	15	15
5.650%, 12/1/54	45	44
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(1)	80	74
Harbour Energy plc 144A 6.327%, 4/1/35(1)	50	51
HF Sinclair Corp. 6.250%, 1/15/35	35	36
See Notes to Financial Statements

Tactical Allocation Series
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025
($ reported in thousands)
	Par Value	Value

Energy—continued
KazMunayGas National Co. JSC 144A 5.750%, 4/19/47(1)	$11	$10
Kinder Morgan, Inc. 5.850%, 6/1/35	30	32
Occidental Petroleum Corp.
5.550%, 10/1/34	35	36
6.200%, 3/15/40	35	35
Pertamina Persero PT 144A 6.450%, 5/30/44(1)	40	43
Petroleos Mexicanos
5.950%, 1/28/31	30	29
7.690%, 1/23/50	1	1
Petronas Capital Ltd. 144A 5.848%, 4/3/55(1)	18	19
Reliance Industries Ltd. 144A 2.875%, 1/12/32(1)	35	32
Saudi Arabian Oil Co. 144A 5.250%, 7/17/34(1)	40	41
Sempra Infrastructure Partners LP 144A 3.250%, 1/15/32(1)	93	82
Western Midstream Operating LP 5.250%, 2/1/50	45	38
Williams Cos., Inc. (The) 5.150%, 3/15/34	40	41
		896

Financials—4.7%
AerCap Ireland Capital DAC
6.950%, 3/10/55	25	29
6.500%, 1/31/56	25	26
Ally Financial, Inc. 5.543%, 1/17/31	45	46
American Express Co. 5.625%, 7/28/34	72	75
Apollo Debt Solutions BDC 6.900%, 4/13/29	45	47
Apollo Global Management, Inc. 6.000%, 12/15/54	50	49
Ascot Group Ltd. 144A 4.250%, 12/15/30(1)	65	60
Australia & New Zealand Banking Group Ltd. 144A 5.816%, 6/18/36(1)	35	36
Avolon Holdings Funding Ltd. 144A 5.750%, 11/15/29(1)	35	36
Bank of America Corp.
2.687%, 4/22/32	27	25
5.518%, 10/25/35	90	92
BlackRock Funding, Inc. 5.250%, 3/14/54	53	51
Blackstone Private Credit Fund 6.000%, 1/29/32	50	51
Blue Owl Finance LLC 3.125%, 6/10/31	60	54
BNSF Funding Trust I 6.613%, 12/15/55	45	45
BPCE S.A. 144A 7.003%, 10/19/34(1)	50	56
Brookfield Asset Management Ltd. 5.795%, 4/24/35	35	37
Capital One Financial Corp.
2.359%, 7/29/32	32	28
6.377%, 6/8/34	10	11
	Par Value	Value

Financials—continued
Capital Power U.S. Holdings, Inc. 144A 6.189%, 6/1/35(1)	$30	$31
Charles Schwab Corp. (The)
6.136%, 8/24/34	35	38
Series H 4.000%(4)	18	17
Citigroup, Inc.
3.980%, 3/20/30	56	56
6.270%, 11/17/33	56	61
Corebridge Financial, Inc. 6.375%, 9/15/54	61	61
Deutsche Bank AG 5.403%, 9/11/35	55	56
Drawbridge Special Opportunities Fund LP 144A 5.950%, 9/17/30(1)	40	38
EMD Finance LLC 144A 5.000%, 10/15/35(1)	50	50
F&G Annuities & Life, Inc. 6.500%, 6/4/29	45	47
Fifth Third Bancorp 4.337%, 4/25/33	65	64
Flutter Treasury DAC 144A 5.875%, 6/4/31(1)	50	51
Foundry JV Holdco LLC 144A 5.875%, 1/25/34(1)	25	26
Global Atlantic Fin Co. 144A 6.750%, 3/15/54(1)	25	26
Global Payments, Inc. 5.550%, 11/15/35	50	50
Goldman Sachs Group, Inc. (The)
6.450%, 5/1/36	24	26
4.939%, 10/21/36	25	25
HA Sustainable Infrastructure Capital, Inc.
6.375%, 7/1/34	24	24
6.750%, 7/15/35	25	26
Huntington Bancshares, Inc.
5.709%, 2/2/35	25	26
6.141%, 11/18/39	40	42
Icon Investments Six DAC 6.000%, 5/8/34	50	53
Imperial Brands Finance plc 144A 5.875%, 7/1/34(1)	35	37
JH North America Holdings, Inc. 144A 6.125%, 7/31/32(1)	50	51
JPMorgan Chase & Co.
2.956%, 5/13/31	30	28
5.717%, 9/14/33	47	50
1.953%, 2/4/32	73	65
KeyCorp
4.789%, 6/1/33	39	39
6.401%, 3/6/35	25	27
Lloyds Banking Group plc 6.625% (4)	5	5
M&T Bank Corp. 5.400%, 7/30/35	47	47
Mizuho Financial Group, Inc. 2.564%, 9/13/31	40	36
Morgan Stanley 5.948%, 1/19/38	65	68
MSCI, Inc. 144A 3.625%, 9/1/30(1)	77	74
NextEra Energy Capital Holdings, Inc. 6.500%, 8/15/55	55	58
See Notes to Financial Statements

Tactical Allocation Series
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025
($ reported in thousands)
	Par Value	Value

Financials—continued
Nippon Life Insurance Co. 144A 6.500%, 4/30/55(1)	$15	$16
Northern Trust Corp. 3.375%, 5/8/32	63	62
PNC Financial Services Group, Inc. (The) 5.575%, 1/29/36	50	52
Prudential Financial, Inc.
6.750%, 3/1/53	46	49
6.500%, 3/15/54	25	26
Reinsurance Group of America, Inc. 6.650%, 9/15/55	40	41
South Bow USA Infrastructure Holdings LLC
5.584%, 10/1/34	30	30
6.176%, 10/1/54	25	24
State Street Corp.
6.123%, 11/21/34	25	27
Series I 6.700%(4)	35	37
Stellantis Finance U.S., Inc. 144A 6.450%, 3/18/35(1)	40	42
Sumitomo Life Insurance Co. 144A 5.875%, 9/10/55(1)	50	51
Transurban Finance Co. Pty Ltd. 144A 4.924%, 3/24/36(1)	50	50
U.S. Bancorp
4.967%, 7/22/33	15	15
5.424%, 2/12/36	50	52
Wells Fargo & Co.
4.897%, 7/25/33	87	88
6.491%, 10/23/34	15	17
Series BB 3.900%(4)	26	26
		3,038

Health Care—0.8%
180 Medical, Inc. 144A 5.300%, 10/8/35(1)	60	60
Amgen, Inc. 5.650%, 3/2/53	49	48
Baxter International, Inc. 5.650%, 12/15/35	50	51
CVS Health Corp. 5.050%, 3/25/48	50	44
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	59	54
HCA, Inc. 5.250%, 6/15/49	65	59
IQVIA, Inc. 6.250%, 2/1/29	36	38
Royalty Pharma plc
5.400%, 9/2/34	30	31
3.350%, 9/2/51	37	24
Smith & Nephew plc 5.400%, 3/20/34	45	46
Universal Health Services, Inc.
2.650%, 1/15/32	28	25
5.050%, 10/15/34	25	24
		504

Industrials—1.1%
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(1)	66	66
Aviation Capital Group LLC 144A 6.750%, 10/25/28(1)	35	37
	Par Value	Value

Industrials—continued
Boeing Co. (The) 5.930%, 5/1/60	$52	$51
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 9/15/36(1)	72	66
CoStar Group, Inc. 144A 2.800%, 7/15/30(1)	56	51
Delta Air Lines Pass-Through Trust 2015-1, AA 3.625%, 1/30/29	70	70
DP World Ltd. 144A 6.850%, 7/2/37(1)	10	11
Flowserve Corp. 3.500%, 10/1/30	50	48
Ingersoll Rand, Inc. 5.700%, 8/14/33	50	53
L3Harris Technologies, Inc. 5.400%, 7/31/33	55	57
New York State Electric & Gas Corp. 144A 5.850%, 8/15/33(1)	47	50
Regal Rexnord Corp. 6.400%, 4/15/33	44	47
United Airlines Pass-Through Trust 2023-1, A 5.800%, 7/15/37	32	33
United Airlines Pass-Through-Trust 2024-1, AA 5.450%, 8/15/38	14	15
Veralto Corp. 5.450%, 9/18/33	38	40
		695

Information Technology—0.6%
Booz Allen Hamilton, Inc.
5.950%, 8/4/33	25	26
144A 4.000%, 7/1/29(1)	55	54
Broadcom, Inc. 144A 3.137%, 11/15/35(1)	60	52
Flex Ltd. 5.375%, 11/13/35	50	50
Gartner, Inc. 144A 3.750%, 10/1/30(1)	70	66
Marvell Technology, Inc. 5.450%, 7/15/35	50	52
Oracle Corp.
5.550%, 2/6/53	27	22
3.850%, 4/1/60	30	18
Roper Technologies, Inc. 5.100%, 9/15/35	50	50
		390

Materials—0.5%
Bayport Polymers LLC 144A 5.140%, 4/14/32(1)	65	64
Berry Global, Inc. 5.650%, 1/15/34	40	42
Corp. Nacional del Cobre de Chile 144A 5.950%, 1/8/34(1)	50	52
Glencore Funding LLC 144A 2.850%, 4/27/31(1)	56	52
Smurfit Kappa Treasury ULC 5.777%, 4/3/54	60	60
See Notes to Financial Statements

Tactical Allocation Series
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025
($ reported in thousands)
	Par Value	Value

Materials—continued
Sonoco Products Co. 5.000%, 9/1/34	$40	$40
		310

Utilities—0.8%
Black Hills Corp. 6.150%, 5/15/34	60	64
Brooklyn Union Gas Co. (The) 144A 4.866%, 8/5/32(1)	52	52
CMS Energy Corp. 4.750%, 6/1/50	65	64
Dominion Energy, Inc.
6.200%, 2/15/56	30	30
Series B 7.000%, 6/1/54	25	27
Enel Finance International N.V. 144A 5.500%, 6/26/34(1)	55	57
Entergy Corp. 7.125%, 12/1/54	65	68
KeySpan Gas East Corp. 144A 5.994%, 3/6/33(1)	34	36
NRG Energy, Inc. 144A 7.000%, 3/15/33(1)	48	53
Puget Energy, Inc. 4.224%, 3/15/32	42	40
Southern California Edison Co. 6.000%, 1/15/34	40	42
		533

Total Corporate Bonds and Notes (Identified Cost $6,897)		7,058

Leveraged Loans—0.0%
Energy—0.0%
Paragon Offshore Finance Co. Escrow 0.000%, (5)(6)	— (3)	—
Total Leveraged Loans (Identified Cost $—)(3)		—

	Shares
Common Stocks—61.4%
Communication Services—6.3%
Alphabet, Inc. Class A	3,889	1,217
Dayamitra Telekomunikasi PT	5,264,000	221
Infrastrutture Wireless Italiane SpA	25,282	234
Meta Platforms, Inc. Class A	1,355	895
Netflix, Inc.(7)	7,087	665
oOh!media Ltd.	452,913	393
Sarana Menara Nusantara Tbk PT	4,570,000	160
Trade Desk, Inc. (The) Class A(7)	8,035	305
		4,090

Consumer Discretionary—8.6%
Allegro.eu S.A.(7)	29,294	253
Amazon.com, Inc.(7)	6,088	1,405
Bright Horizons Family Solutions, Inc.(7)	1,368	139
Choice Hotels International, Inc.	1,359	129
Hermes International SCA Unsponsored ADR	1,694	420
	Shares	Value

Consumer Discretionary—continued
Home Depot, Inc. (The)	900	$310
Marriott International, Inc. Class A	2,260	701
MercadoLibre, Inc.(7)	199	401
NIKE, Inc. Class B	3,885	248
Ollie’s Bargain Outlet Holdings, Inc.(7)	1,342	147
O’Reilly Automotive, Inc.(7)	7,526	686
Pool Corp.	671	153
Rollins, Inc.	4,143	249
SiteOne Landscape Supply, Inc.(7)	949	118
Thor Industries, Inc.	1,934	199
		5,558

Consumer Staples—1.0%
Anhui Gujing Distillery Co., Ltd. Class B	20,600	231
BJ’s Wholesale Club Holdings, Inc.(7)	1,696	153
Heineken Malaysia Bhd	50,900	288
		672

Energy—0.5%
Pason Systems, Inc.	32,872	287
Financials—9.6%
AJ Bell plc	89,895	535
Caixa Seguridade Participacoes S.A.	220,835	670
FinecoBank Banca Fineco SpA	24,891	649
Hamilton Lane, Inc. Class A	824	111
Interactive Brokers Group, Inc. Class A	5,363	345
Jack Henry & Associates, Inc.	1,085	198
LPL Financial Holdings, Inc.	863	308
Moltiply Group SpA	3,168	129
Mortgage Advice Bureau Holdings Ltd.	21,238	197
Progressive Corp. (The)	2,529	576
Qualitas Controladora SAB de C.V.	15,038	155
S&P Global, Inc.	1,043	545
Steadfast Group Ltd.	28,271	100
Visa, Inc. Class A	3,960	1,389
W. R. Berkley Corp.	4,029	282
		6,189

Health Care—6.2%
As One Corp.	27,200	417
Chemed Corp.	258	110
Cooper Cos., Inc. (The)(7)	2,629	216
Danaher Corp.	2,064	473
Eli Lilly & Co.	684	735
Haw Par Corp., Ltd.	52,600	642
IDEXX Laboratories, Inc.(7)	683	462
Intuitive Surgical, Inc.(7)	834	472
Medline, Inc. Class A(7)	5,148	216
Riverstone Holdings Ltd.	106,100	72
Sartorius Stedim Biotech	810	200
		4,015

Industrials—12.0%
Allegion plc	1,652	263
Epiroc AB Class B	25,543	518
Equifax, Inc.	2,079	451
Exponent, Inc.	1,448	101
Fair Isaac Corp.(7)	502	849
Haitian International Holdings Ltd.	138,503	394
Howden Joinery Group plc	34,807	391
Knorr-Bremse AG	2,498	279
See Notes to Financial Statements

Tactical Allocation Series
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025
($ reported in thousands)
	Shares	Value

Industrials—continued
Lennox International, Inc.	359	$174
MEITEC Group Holdings, Inc.	12,600	285
MISUMI Group, Inc.	17,200	269
MonotaRO Co., Ltd.	24,400	389
MTU Aero Engines AG	1,039	434
NICE Information Service Co., Ltd.	15,225	180
Nordson Corp.	891	214
S-1 Corp.	5,817	291
Saia, Inc.(7)	520	170
Spirax Group plc	4,180	384
Uber Technologies, Inc.(7)	8,158	667
UL Solutions, Inc. Class A	2,810	222
VAT Group AG	800	390
Watsco, Inc.	494	166
Zurn Elkay Water Solutions Corp.	5,689	264
		7,745

Information Technology—14.8%
Alten S.A.	4,315	367
Amphenol Corp. Class A	12,937	1,748
Bentley Systems, Inc. Class B	5,556	212
Bouvet ASA	47,813	292
Cadence Design Systems, Inc.(7)	1,698	531
Kainos Group plc	13,125	178
Monolithic Power Systems, Inc.	465	422
NVIDIA Corp.	10,061	1,876
Riken Keiki Co., Ltd.	13,900	284
ServiceNow, Inc.(7)	3,395	520
ServiceTitan, Inc. Class A(7)	1,643	175
Shopify, Inc. Class A(7)	5,284	851
Snowflake, Inc. Class A(7)	3,329	730
Sopra Steria Group	1,416	257
Teledyne Technologies, Inc.(7)	425	217
Trimble, Inc.(7)	2,015	158
Universal Display Corp.	1,582	185
Workday, Inc. Class A(7)	2,005	431
Zebra Technologies Corp. Class A(7)	625	152
		9,586

Materials—1.9%
Corp. Moctezuma SAB de C.V.	100,433	452
Ecolab, Inc.	1,534	402
Forterra plc	69,954	175
Ibstock plc	94,062	177
		1,206

Real Estate—0.5%
CoStar Group, Inc.(7)	4,789	322
Total Common Stocks (Identified Cost $25,607)		39,670

Affiliated Mutual Funds—12.6%
Fixed Income Funds—12.6%
Virtus Newfleet ABS MACS(8)(9)	218,695	2,172
Virtus Newfleet CMBS MACS(8)(9)	124,786	1,253
Virtus Newfleet Floating Rate MACS(8)(9)	103,248	998
Virtus Newfleet High Yield MACS(8)(9)	105,077	1,031
	Shares	Value

	Fixed Income Funds—continued
Virtus Newfleet RMBS MACS(8)(9)	262,861	$2,668
	Total Affiliated Mutual Funds (Identified Cost $8,144)	8,122

	Total Long-Term Investments—97.3% (Identified Cost $49,400)	62,854

	TOTAL INVESTMENTS—97.3% (Identified Cost $49,400)	$62,854
	Other assets and liabilities, net—2.7%	1,734
	NET ASSETS—100.0%	$64,588

Abbreviations:
ABS	Asset-Backed Securities
ADR	American Depositary Receipt
BDC	Business Development Companies
CMBS	Commercial Mortgage-Backed Securities
DAC	Designated Activity Company
JSC	Joint Stock Company
LLC	Limited Liability Company
LP	Limited Partnership
MACS	Managed Account Completion Shares
MSCI	Morgan Stanley Capital International
plc	Public Limited Company
RMBS	Residential Mortgage-Backed Securities
S&P	Standard & Poor’s
ULC	Unlimited Liability Company

Footnote Legend:
(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, these securities amounted to a value of $2,664 or 4.1% of net assets.

(2)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(3)	Amount is less than $500 (not in thousands).
(4)	No contractual maturity date.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	Security in default; no interest payments are being received.
(7)	Non-income producing.
(8)	Affiliated investment. See Note 3F in Notes to Financial Statements.
(9)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
United States	76%
United Kingdom	4
Japan	3
France	2
Brazil	2
Italy	2
Germany	1
Other	10
Total	100%
† % of total investments as of December 31, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Tactical Allocation Series
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025
($ reported in thousands)
The following table summarizes the value of the Series’ investments as of December 31, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$3,532	$—	$3,532	$—
Foreign Government Securities	718	—	718	—
Mortgage-Backed Securities	3,754	—	3,754	—
Corporate Bonds and Notes	7,058	—	7,058	—
Leveraged Loans	—	—	—	— (1)
Equity Securities:
Common Stocks	39,670	39,670	—	—
Affiliated Mutual Funds	8,122	8,122	—	—
Total Investments	$62,854	$47,792	$15,062	$—

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at December 31, 2025.
Some of the Series’ investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended December 31, 2025.
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7)
December 31, 2025
(Reported in thousands except shares and per share amounts)

	Duff & Phelps Real Estate Securities Series	KAR Capital Growth Series	KAR Equity Income Series	KAR Small-Cap Growth Series
Assets
Investment in securities at value(1)(2)	$100,839	$233,521	$75,245	$49,200
Cash	2,446	4,321	1,228	2,808
Receivables
Investment securities sold	189	—	—	—
Series shares sold	78	—	—	24
Dividends	343	81	73	28
Tax reclaims	—	—	182	—
Securities lending income	—	—	— (a)	— (a)
Prepaid expenses	1	1	— (a)	—
Other assets	261	622	196	136
Total assets	104,157	238,546	76,924	52,196
Liabilities
Payables
Series shares repurchased	11	61	19	— (a)
Investment securities purchased	1,629	—	—	—
Collateral on securities loaned	—	—	1,579	—
Investment advisory fees	53	123	32	27
Distribution and service fees	16	51	16	11
Administration and accounting fees	31	46	29	26
Transfer agent fees and expenses	— (a)	— (a)	— (a)	— (a)
Professional fees	27	25	25	25
Trustee deferred compensation plan	261	622	196	136
Interest expense and/or commitment fees	—	1	— (a)	— (a)
Other accrued expenses	17	36	16	15
Total liabilities	2,045	965	1,912	240
Commitments and contingencies (Note 3D)	—	—	—	—
Net Assets	$102,112	$237,581	$75,012	$51,956
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$75,260	$90,156	$57,873	$46,158
Accumulated earnings (loss)	26,852	147,425	17,139	5,798
Net Assets	$102,112	$237,581	$75,012	$51,956
Net Assets:
Class A	$73,907	$237,581	$75,012	$51,440
Class I	$28,205	$—	$—	$516
Shares of Beneficial Interest Outstanding $1 par value, unlimited authorization:
Class A	3,610,523	6,972,052	5,933,661	3,357,951
Class I	1,385,580	—	—	31,043
Net Asset Value Per Share:(b)
Class A	$20.47	$34.08	$12.64	$15.32
Class I	$20.36	$—	$—	$16.62

(1) Investment in securities at cost	$73,760	$93,808	$57,650	$42,166
(2) Market value of securities on loan	$—	$—	$1,536	$—

(a)	Amount is less than $500 (not in thousands).
(b)	Net Asset Value Per Common Share is calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Continued)
December 31, 2025
(Reported in thousands except shares and per share amounts)

	KAR Small-Cap Value Series	Newfleet Multi-Sector Intermediate Bond Series	SGA International Growth Series	Tactical Allocation Series
Assets
Investment in securities at value(1)(2)	$50,329	$42,966	$99,956	$54,732
Investment in affiliates at value(3)	—	39,102	—	8,122
Foreign currency at value(4)	—	—	—	2
Cash	1,116	1,483	2,144	1,633
Receivables
Investment securities sold	—	—	—	8
Series shares sold	69	131	6	—
Dividends and interest	41	844	18	238
Tax reclaims	—	—	269	13
Securities lending income	—	—	14	—
Prepaid expenses	— (a)	—	—	—
Other assets	134	217	253	168
Total assets	51,689	84,743	102,660	64,916
Liabilities
Payables
Series shares repurchased	12	40	50	26
Investment securities purchased	—	—	—	17
Collateral on securities loaned	—	—	4,337	—
Investment advisory fees	27	36	51	24
Distribution and service fees	11	17	21	14
Administration and accounting fees	26	30	31	27
Transfer agent fees and expenses	— (a)	— (a)	— (a)	— (a)
Professional fees	24	31	28	31
Trustee deferred compensation plan	134	217	253	168
Interest expense and/or commitment fees	— (a)	— (a)	— (a)	— (a)
Other accrued expenses	11	28	18	21
Total liabilities	245	399	4,789	328
Commitments and contingencies (Note 3D)	—	—	—	—
Net Assets	$51,444	$84,344	$97,871	$64,588
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$29,399	$93,996	$74,195	$50,127
Accumulated earnings (loss)	22,045	(9,652)	23,676	14,461
Net Assets	$51,444	$84,344	$97,871	$64,588
Net Assets:
Class A	$51,444	$80,135	$97,737	$64,588
Class I	$—	$4,209	$134	$—
Shares of Beneficial Interest Outstanding $1 par value, unlimited authorization:
Class A	3,728,330	9,223,593	7,319,913	5,437,014
Class I	—	488,704	9,966	—
Net Asset Value Per Share:(b)
Class A	$13.80	$8.69	$13.35	$11.88
Class I	$—	$8.61	$13.45	$—

(1) Investment in securities at cost	$28,494	$41,857	$78,244	$41,256
(2) Market value of securities on loan	$—	$—	$4,210	$—
(3) Investment in affiliates at cost	$—	$39,344	$—	$8,144
(4) Foreign currency at cost	$—	$—	$—	$2

(a)	Amount is less than $500 (not in thousands).
(b)	Net Asset Value Per Common Share is calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST
STATEMENTS OF OPERATIONS (FORM N-CSR ITEM 7)
YEAR ENDED December 31, 2025
($ reported in thousands)

	Duff & Phelps Real Estate Securities Series	KAR Capital Growth Series	KAR Equity Income Series	KAR Small-Cap Growth Series
Investment Income
Dividends	$3,263	$1,140	$2,222	$667
Securities lending, net of fees	—	3	15	— (a)
Foreign taxes withheld	—	—	(67)	—
Total investment income	3,263	1,143	2,170	667
Expenses
Investment advisory fees	761	1,721	533	539
Distribution and service fees, Class A	190	615	191	155
Administration and accounting fees	127	269	102	90
Transfer agent fees and expenses	— (a)	— (a)	— (a)	— (a)
Custodian fees	— (a)	1	1	4
Printing fees and expenses	18	36	12	13
Professional fees	33	39	29	29
Interest expense and/or commitment fees	1	2	1	— (a)
Trustees’ fees and expenses	7	18	6	6
Miscellaneous expenses	8	12	12	5
Total expenses	1,145	2,713	887	841
Less net expenses reimbursed and/or waived by investment adviser(1)	(92)	(178)	(139)	(120)
Net expenses	1,053	2,535	748	721
Net investment income (loss)	2,210	(1,392)	1,422	(54)
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	336	31,339	2,560	6,477
Foreign currency transactions	—	—	— (a)	(3)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,769)	(13,562)	5,934	(22,391)
Foreign currency transactions	—	—	— (a)	—
Net realized and unrealized gain (loss) on investments	(1,433)	17,777	8,494	(15,917)
Net increase (decrease) in net assets resulting from operations	$777	$16,385	$9,916	$(15,971)

(a)	Amount is less than $500 (not in thousands).
(1)	See Note 3D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST
STATEMENTS OF OPERATIONS (FORM N-CSR ITEM 7) (Continued)
YEAR ENDED December 31, 2025
($ reported in thousands)

	KAR Small-Cap Value Series	Newfleet Multi-Sector Intermediate Bond Series	SGA International Growth Series	Tactical Allocation Series
Investment Income
Dividends	$783	$33	$1,402	$671
Dividends from affiliated	—	2,353	—	465
Interest	—	2,793	—	844
European Union tax reclaims(1)	—	—	—	4
Securities lending, net of fees	—	— (a)	70	— (a)
Foreign taxes withheld	—	—	(138)	(33)
Total investment income	783	5,179	1,334	1,951
Expenses
Investment advisory fees	499	428	765	372
Distribution and service fees, Class A	139	204	255	169
Administration and accounting fees	82	112	128	94
Transfer agent fees and expenses	— (a)	— (a)	— (a)	— (a)
European Union tax reclaim fees	—	—	—	1
Custodian fees	— (a)	5	3	9
Printing fees and expenses	10	16	17	13
Professional fees	28	36	39	37
Interest expense and/or commitment fees	— (a)	— (a)	1	— (a)
Trustees’ fees and expenses	4	6	8	5
Miscellaneous expenses	3	21	15	22
Total expenses	765	828	1,231	722
Less net expenses reimbursed and/or waived by investment adviser(2)	(155)	(34)	(67)	(59)
Net expenses	610	794	1,164	663
Net investment income (loss)	173	4,385	170	1,288
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	4,397	(1,071)	6,277	8,517
Investments in affiliates	—	(97)	—	1
Foreign currency transactions	—	— (a)	15	2
Foreign capital gains tax	—	—	—	— (a)
Net change in unrealized appreciation (depreciation) on:
Investments	(7,152)	3,283	2,652	(5,264)
Investments in affiliates	—	(242)	—	(22)
Foreign currency transactions	—	1	26	2
Net realized and unrealized gain (loss) on investments	(2,755)	1,874	8,970	3,236
Net increase (decrease) in net assets resulting from operations	$(2,582)	$6,259	$9,140	$4,524

(a)	Amount is less than $500 (not in thousands).
(1)	See Note 2C in Notes to Financial Statements.
(2)	See Note 3D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7)
($ reported in thousands)

	Duff & Phelps Real Estate Securities Series		KAR Capital Growth Series
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets From Operations
Net investment income (loss)	$2,210	$2,081	$(1,392)	$(1,382)
Net realized gain (loss)	336	1,334	31,339	33,215
Net change in unrealized appreciation (depreciation)	(1,769)	5,720	(13,562)	24,734
Increase (decrease) in net assets resulting from operations	777	9,135	16,385	56,567
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(2,328)	(2,334)	(27,070)	(33,385)
Class I	(862)	(699)	—	—
Total dividends and distributions to shareholders	(3,190)	(3,033)	(27,070)	(33,385)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(4,973)	(6,341)	(1,531)	497
Class I	4,043	12,097	—	—
Increase (decrease) in net assets from capital transactions	(930)	5,756	(1,531)	497
Net increase (decrease) in net assets	(3,343)	11,858	(12,216)	23,679
Net Assets
Beginning of period	105,455	93,597	249,797	226,118
End of Period	$102,112	$105,455	$237,581	$249,797
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7) (Continued)
($ reported in thousands)

	KAR Equity Income Series		KAR Small-Cap Growth Series
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets From Operations
Net investment income (loss)	$1,422	$2,243	$(54)	$(252)
Net realized gain (loss)	2,560	1,696	6,474	12,812
Net change in unrealized appreciation (depreciation)	5,934	3,674	(22,391)	(5,043)
Increase (decrease) in net assets resulting from operations	9,916	7,613	(15,971)	7,517
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(5,959)	(2,356)	(13,428)	(6,033)
Class I	—	—	(122)	(567)
Total dividends and distributions to shareholders	(5,959)	(2,356)	(13,550)	(6,600)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(5,770)	(12,076)	6,449	(7,201)
Class I	—	—	(6,590)	(865)
Increase (decrease) in net assets from capital transactions	(5,770)	(12,076)	(141)	(8,066)
Net increase (decrease) in net assets	(1,813)	(6,819)	(29,662)	(7,149)
Net Assets
Beginning of period	76,825	83,644	81,618	88,767
End of Period	$75,012	$76,825	$51,956	$81,618
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7) (Continued)
($ reported in thousands)

	KAR Small-Cap Value Series		Newfleet Multi-Sector Intermediate Bond Series
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets From Operations
Net investment income (loss)	$173	$372	$4,385	$4,877
Net realized gain (loss)	4,397	6,601	(1,168)	(2,129)
Net change in unrealized appreciation (depreciation)	(7,152)	(976)	3,042	2,494
Increase (decrease) in net assets resulting from operations	(2,582)	5,997	6,259	5,242
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(5,636)	(5,338)	(4,145)	(4,632)
Class I	—	—	(240)	(253)
Total dividends and distributions to shareholders	(5,636)	(5,338)	(4,385)	(4,885)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(1,122)	(10,911)	(5,156)	(7,603)
Class I	—	—	406	(50)
Increase (decrease) in net assets from capital transactions	(1,122)	(10,911)	(4,750)	(7,653)
Net increase (decrease) in net assets	(9,340)	(10,252)	(2,876)	(7,296)
Net Assets
Beginning of period	60,784	71,036	87,220	94,516
End of Period	$51,444	$60,784	$84,344	$87,220
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7) (Continued)
($ reported in thousands)

	SGA International Growth Series		Tactical Allocation Series
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets From Operations
Net investment income (loss)	$170	$60	$1,288	$1,120
Net realized gain (loss)	6,292	(445)	8,520	5,959
Net change in unrealized appreciation (depreciation)	2,678	(6,352)	(5,284)	2,079
Increase (decrease) in net assets resulting from operations	9,140	(6,737)	4,524	9,158
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(3,334)	(465)	(9,321)	(7,577)
Class I	(5)	(— )(a)	—	—
Total dividends and distributions to shareholders	(3,339)	(465)	(9,321)	(7,577)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(8,813)	(23,124)	14	(1,737)
Class I	5	— (a)	—	—
Increase (decrease) in net assets from capital transactions	(8,808)	(23,124)	14	(1,737)
Net increase (decrease) in net assets	(3,007)	(30,326)	(4,783)	(156)
Net Assets
Beginning of period	100,878	131,204	69,371	69,527
End of Period	$97,871	$100,878	$64,588	$69,371

(a)	Amount is less than $500 (not in thousands).
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)	Ratio of Gross Expenses to Average Net Assets(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)	Portfolio Turnover Rate

Duff & Phelps Real Estate Securities Series
Class A
1/1/25 to 12/31/25	$20.97	0.44	(0.29)	0.15	(0.56)	(0.09)	(0.65)	(0.50)	$20.47	0.72%	$73,907	1.10%	1.19%	2.10%	22%
1/1/24 to 12/31/24	19.44	0.42	1.71	2.13	(0.37)	(0.23)	(0.60)	1.53	20.97	10.92	80,738	1.10	1.16	2.10	40
1/1/23 to 12/31/23	18.08	0.40	1.55	1.95	(0.40)	(0.19)	(0.59)	1.36	19.44	11.03	81,442	1.08	1.15	2.14	29
1/1/22 to 12/31/22	25.32	0.29	(6.84)	(6.55)	(0.20)	(0.49)	(0.69)	(7.24)	18.08	(26.09)	74,859	1.13 (6)	1.21	1.40	24
1/1/21 to 12/31/21	17.71	0.17	8.01	8.18	(0.16)	(0.41)	(0.57)	7.61	25.32	46.41	111,162	1.10	1.17	0.77	16
Class I
1/1/25 to 12/31/25	$20.86	0.50	(0.29)	0.21	(0.62)	(0.09)	(0.71)	(0.50)	$20.36	1.00%	$28,205	0.85%	0.94%	2.41%	22%
1/1/24 to 12/31/24	19.39	0.52	1.66	2.18	(0.48)	(0.23)	(0.71)	1.47	20.86	11.15	24,717	0.85	0.91	2.52	40
1/1/23 to 12/31/23	18.05	0.46	1.54	2.00	(0.47)	(0.19)	(0.66)	1.34	19.39	11.31	12,155	0.83	0.90	2.48	29
1/1/22 to 12/31/22	25.31	0.37	(6.86)	(6.49)	(0.28)	(0.49)	(0.77)	(7.26)	18.05	(25.90)	9,201	0.88 (6)	0.97	1.76	24
1/1/21 to 12/31/21	17.70	0.23	8.02	8.25	(0.23)	(0.41)	(0.64)	7.61	25.31	46.87	8,321	0.85	0.92	1.04	16

KAR Capital Growth Series
Class A
1/1/25 to 12/31/25	$35.74	(0.21)	2.73	2.52	—	(4.18)	(4.18)	(1.66)	$34.08	6.96%	$237,581	1.03%	1.10%	(0.57) %	14%
1/1/24 to 12/31/24	32.33	(0.21)	8.87	8.66	—	(5.25)	(5.25)	3.41	35.74	26.20	249,797	1.03	1.08	(0.56)	9
1/1/23 to 12/31/23	25.68	(0.10)	8.83	8.73	—	(2.08)	(2.08)	6.65	32.33	34.71	226,118	1.01	1.07	(0.32)	11
1/1/22 to 12/31/22	49.16	(0.12)	(17.50)	(17.62)	—	(5.86)	(5.86)	(23.48)	25.68	(36.11)	185,499	1.06 (6)	1.13	(0.35)	20
1/1/21 to 12/31/21	48.92	(0.33)	6.12	5.79	—	(5.55)	(5.55)	0.24	49.16	12.14	316,332	1.03	1.08	(0.66)	5

KAR Equity Income Series
Class A
1/1/25 to 12/31/25	$12.02	0.24	1.41	1.65	(0.25)	(0.78)	(1.03)	0.62	$12.64	13.92%	$75,012	0.98%	1.16%	1.87%	24%
1/1/24 to 12/31/24	11.29	0.33	0.77	1.10	(0.37)	— (7)	(0.37)	0.73	12.02	9.63	76,825	0.98	1.12	2.74	30
1/1/23 to 12/31/23	11.58	0.34	(0.18)	0.16	(0.35)	(0.10)	(0.45)	(0.29)	11.29	1.49	83,644	0.96	1.10	3.02	21
1/1/22 to 12/31/22	12.71	0.32	(0.62)	(0.30)	(0.31)	(0.52)	(0.83)	(1.13)	11.58	(2.34)	90,037	1.01 (6)	1.16	2.58	22
1/1/21 to 12/31/21	11.54	0.29	1.69	1.98	(0.29)	(0.52)	(0.81)	1.17	12.71	17.39	102,591	0.98	1.12	2.32	23

The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)	Ratio of Gross Expenses to Average Net Assets(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)	Portfolio Turnover Rate

KAR Small-Cap Growth Series
Class A
1/1/25 to 12/31/25	$25.43	(0.02)	(5.35)	(5.37)	—	(4.74)	(4.74)	(10.11)	$15.32	(22.62) %	$51,440	1.14%	1.33%	(0.12) %	33%
1/1/24 to 12/31/24	25.04	(0.08)	2.69	2.61	—	(2.22)	(2.22)	0.39	25.43	9.72	74,175	1.14	1.26	(0.32)	22
1/1/23 to 12/31/23	22.44	(0.08)	4.38	4.30	—	(1.70)	(1.70)	2.60	25.04	19.70	80,608	1.12	1.25	(0.34)	9
1/1/22 to 12/31/22	36.17	(0.17)	(10.64)	(10.81)	—	(2.92)	(2.92)	(13.73)	22.44	(30.33)	74,025	1.17 (6)	1.30	(0.61)	17
1/1/21 to 12/31/21	40.14	(0.32)	2.26	1.94	—	(5.91)	(5.91)	(3.97)	36.17	4.98	118,751	1.16 (8)	1.26	(0.80)	9
Class I
1/1/25 to 12/31/25	$27.05	0.35	(6.04)	(5.69)	—	(4.74)	(4.74)	(10.43)	$16.62	(22.44) %	$516	0.89%	1.08%	1.43%	33%
1/1/24 to 12/31/24	26.45	(0.02)	2.84	2.82	—	(2.22)	(2.22)	0.60	27.05	10.00	7,443	0.89	1.01	(0.08)	22
1/1/23 to 12/31/23	23.56	(0.02)	4.61	4.59	—	(1.70)	(1.70)	2.89	26.45	19.99	8,159	0.87	1.00	(0.09)	9
1/1/22 to 12/31/22	37.68	(0.10)	(11.10)	(11.20)	—	(2.92)	(2.92)	(14.12)	23.56	(30.14)	6,749	0.92 (6)	1.06	(0.36)	17
1/1/21 to 12/31/21	41.49	(0.23)	2.33	2.10	—	(5.91)	(5.91)	(3.81)	37.68	5.21	9,706	0.91 (8)	1.01	(0.55)	9

KAR Small-Cap Value Series
Class A
1/1/25 to 12/31/25	$16.16	0.05	(0.77)	(0.72)	(0.05)	(1.59)	(1.64)	(2.36)	$13.80	(4.50) %	$51,444	1.10%	1.38%	0.31%	9%
1/1/24 to 12/31/24	15.98	0.09	1.62	1.71	(0.10)	(1.43)	(1.53)	0.18	16.16	9.98	60,784	1.10	1.32	0.56	9
1/1/23 to 12/31/23	14.04	0.08	2.53	2.61	(0.08)	(0.59)	(0.67)	1.94	15.98	19.05	71,036	1.08	1.31	0.52	4
1/1/22 to 12/31/22	19.88	0.05	(4.79)	(4.74)	(0.03)	(1.07)	(1.10)	(5.84)	14.04	(24.15)	64,733	1.13 (6)	1.37	0.33	11
1/1/21 to 12/31/21	18.96	0.03	3.68	3.71	(0.03)	(2.76)	(2.79)	0.92	19.88	19.72	91,698	1.10	1.31	0.13	11

Newfleet Multi-Sector Intermediate Bond Series
Class A
1/1/25 to 12/31/25	$8.52	0.45	0.19	0.64	(0.47)	—	(0.47)	0.17	$8.69	7.58%	$80,135	0.94%	0.98%	5.11%	59%
1/1/24 to 12/31/24	8.51	0.46	0.05	0.51	(0.50)	—	(0.50)	0.01	8.52	5.91	83,474	0.94	0.95	5.30	73
1/1/23 to 12/31/23	8.21	0.40	0.30	0.70	(0.40)	—	(0.40)	0.30	8.51	8.69	90,715	0.93	0.94	4.71	60
1/1/22 to 12/31/22	9.40	0.29	(1.18)	(0.89)	(0.30)	—	(0.30)	(1.19)	8.21	(9.52)	90,844	0.97 (6)	0.98	3.36	43
1/1/21 to 12/31/21	9.58	0.29	(0.20)	0.09	(0.27)	—	(0.27)	(0.18)	9.40	0.97	111,758	0.92 (9)(10)	0.91	3.00	64
Class I
1/1/25 to 12/31/25	$8.46	0.47	0.18	0.65	(0.50)	—	(0.50)	0.15	$8.61	7.77%	$4,209	0.69%	0.73%	5.35%	59%
1/1/24 to 12/31/24	8.46	0.48	0.05	0.53	(0.53)	—	(0.53)	—	8.46	6.18	3,746	0.69	0.70	5.55	73
1/1/23 to 12/31/23	8.18	0.42	0.30	0.72	(0.44)	—	(0.44)	0.28	8.46	8.93	3,801	0.68	0.69	5.03	60
1/1/22 to 12/31/22	9.39	0.32	(1.19)	(0.87)	(0.34)	—	(0.34)	(1.21)	8.18	(9.33)	2,350	0.73 (6)	0.74	3.67	43
1/1/21 to 12/31/21	9.57	0.31	(0.19)	0.12	(0.30)	—	(0.30)	(0.18)	9.39	1.29	1,501	0.67 (9)(10)	0.67	3.21	64

The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)	Ratio of Gross Expenses to Average Net Assets(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)	Portfolio Turnover Rate

SGA International Growth Series
Class A
1/1/25 to 12/31/25	$12.65	0.02	1.14	1.16	(0.02)	(0.44)	(0.46)	0.70	$13.35	9.26%	$97,737	1.14%	1.21%	0.17%	27%
1/1/24 to 12/31/24	13.47	0.01	(0.78)	(0.77)	(0.03)	(0.02)	(0.05)	(0.82)	12.65	(5.73)	100,756	1.14	1.16	0.05	24
1/1/23 to 12/31/23	11.41	0.03	2.04	2.07	(0.01)	—	(0.01)	2.06	13.47	18.18	131,075	1.12	1.15	0.21	15
1/1/22 to 12/31/22	14.40	0.01	(2.69)	(2.68)	—	(0.31)	(0.31)	(2.99)	11.41	(18.61)	125,772	1.17 (6)	1.21	0.10	25
1/1/21 to 12/31/21	14.47	(0.03)	1.21	1.18	—	(1.25)	(1.25)	(0.07)	14.40	8.32	163,146	1.14	1.16	(0.19)	28
Class I
1/1/25 to 12/31/25	$12.75	0.06	1.15	1.21	(0.07)	(0.44)	(0.51)	0.70	$13.45	9.52%	$134	0.89%	0.96%	0.42%	27%
1/1/24 to 12/31/24	13.54	0.04	(0.78)	(0.74)	(0.03)	(0.02)	(0.05)	(0.79)	12.75	(5.48)	122	0.89	0.92	0.28	24
1/1/23 to 12/31/23	11.48	0.06	2.05	2.11	(0.05)	—	(0.05)	2.06	13.54	18.42	129	0.87	0.90	0.46	15
1/1/22 to 12/31/22	14.44	0.04	(2.69)	(2.65)	—	(0.31)	(0.31)	(2.96)	11.48	(18.35)	109	0.92 (6)	0.96	0.35	25
1/1/21 to 12/31/21	14.47	0.01	1.21	1.22	—	(1.25)	(1.25)	(0.03)	14.44	8.60	134	0.89	0.92	0.06	28

Tactical Allocation Series
Class A
1/1/25 to 12/31/25	$12.95	0.25	0.64	0.89	(0.29)	(1.67)	(1.96)	(1.07)	$11.88	6.79%	$64,588	0.98%	1.07%	1.90%	48%
1/1/24 to 12/31/24	12.68	0.21	1.59	1.80	(0.28)	(1.25)	(1.53)	0.27	12.95	13.80	69,371	0.98	1.03	1.57	40
1/1/23 to 12/31/23	11.19	0.17	2.27	2.44	(0.14)	(0.81)	(0.95)	1.49	12.68	22.22	69,527	0.96	1.03	1.40	33
1/1/22 to 12/31/22	17.50	0.08	(5.41)	(5.33)	(0.03)	(0.95)	(0.98)	(6.31)	11.19	(30.58)	63,674	1.01 (6)	1.05	0.62	24
1/1/21 to 12/31/21	17.81	0.03	1.28	1.31	(0.07)	(1.55)	(1.62)	(0.31)	17.50	7.57	103,157	0.98 (9)(10)	0.98	0.17	21

Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)
Total Return is calculated based on the NAV at which shareholder transactions were processed, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual report.

(3)	The total return does not include the expenses associated with the annuity or life insurance policy through which you invest.
(4)	The Series will also indirectly bear their prorated shares of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(5)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
(6)	Net expense ratio includes extraordinary proxy expenses.
(7)	Amount is less than $0.005 per share.
(8)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(9)	The share class is currently below its expense cap.
(10)	See Note 3D in Notes to Financial Statements for information on recapture of expenses previously reimbursed and/or waived.
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2025
Note 1. Organization
Virtus Variable Insurance Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. It was formed on February 18, 1986, as a Massachusetts business trust, commenced operations on December 5, 1986, and was reorganized as a Delaware statutory trust on February 14, 2011.
The Trust is organized with series, which are currently available only to separate accounts of participating insurance companies to fund variable accumulation annuity contracts and variable universal life insurance policies. As of the date of these financial statements, the Trust is comprised of eight series (each a “Series”), each reported in these financial statements. Each Series has a distinct investment objective and is diversified. There is no guarantee that a Series will achieve its objective(s).
Each Series offers Class A shares. The Duff & Phelps Real Estate Securities Series, KAR Small-Cap Growth Series, Newfleet Multi-Sector Intermediate Bond Series, and SGA International Growth Series also offer Class I shares.
Note 2. Significant Accounting Policies
($ reported in thousands)
The Series’ are investment companies that follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Series in the preparation of their financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.
Security Valuation
The Series Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. Each Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Series’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
 • Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
 • Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
 • Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Series’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Series calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Series fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Series’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Series. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.
Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income and capital gain distributions are recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Series is notified. Interest income is recorded on the accrual basis. Each Series amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt instruments are amortized to interest income to the earliest call date using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.
Income Taxes
Each Series is treated as a separate taxable entity. It is the intention of each Series to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its investors. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Series may invest in securities of foreign issuers which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Series will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
As a result of court cases involving several countries across the European Union, certain Series have filed tax reclaims in addition to treaty-based claims, in respect of previously withheld taxes on dividends earned (“EU tax reclaims”). These filings are subject to various administrative proceedings by each local jurisdiction’s tax authority, as well as judicial proceedings. EU tax reclaims and associated interest entitlements that have been recognized, if any, are reflected as European Union tax reclaims in the Statements of Operations. Related receivables, if any, are reflected as European Union tax reclaims receivable in the Statements of Assets and Liabilities. Generally, unless Management of the Series believes that recovery amounts are collectible and free from significant contingencies, recoveries will not be reflected in a Series’ net asset value. EU tax reclaims and related interest entitlements recognized by a Series, if any, may reduce the amount of foreign taxes, if any, that a Series could elect to pass-through- to its investors from a U.S. federal tax perspective. In certain circumstances, and to the extent that EU tax reclaims recovered by a Series were previously pass-through as foreign tax credits to its U.S. taxable investors, a Series may enter into a closing agreement with the U.S. Internal Revenue Service (the “IRS”). Doing so will enable a Series to quantify and remit its tax liability related to any recoveries (on behalf of its investors).
For the year ended December 31, 2025, each Series did not incur a material income tax expense. Accordingly, the disclosures required by FASB Accounting Standards Update (“ASU”) No. 2023-09, Income Taxes (Codification Topic 740) – Improvements to Income Tax Disclosures, are not applicable or are not material to the Series.
Management of the Series has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Each Series’ U.S. federal income tax return is generally subject to examination by the IRS for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
D.
Distributions to Investors
Distributions are recorded by each Series on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.
Expenses
Expenses incurred together by a Series and other affiliated mutual funds are allocated in proportion to the net assets of each such Series, except where allocation of direct expenses to each Series and each such other fund, or an alternative allocation method, can be more appropriately used.
In addition to the net annual operating expenses that a Series bears directly, the contract owners, as investors in the Series, indirectly bear the Series’ pro-rata expenses of any underlying mutual funds in which the Series invests.
F.
Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. For fixed income instruments, the Series bifurcate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025
the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on foreign currency transactions. For equity securities, the Series do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.
Payment-In-Kind Securities
Certain Series may invest in payment-in-kind securities, which are debt or preferred stock securities that require or permit payment of interest in the form of additional securities. Payment-in-kind securities allow the issuer to avoid or delay the need to generate cash to meet current interest payments and, as a result, may involve greater risk than securities that pay interest currently or in cash.
H.
When-Issued Purchases and Forward Commitments (Delayed Delivery)
Certain Series may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Series to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Series to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Series records when-issued and forward commitment securities on the trade date. Each Series maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.
I.
Interest-Only and Principal-Only Securities
Certain Series may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities represent a participation in, or are secured by, or payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. Stripped mortgage-backed securities include interest-only securities (IOs) which receive all of the interest, and principal-only securities (POs) which receive all of the principal. The market value of these securities is highly sensitive to changes in interest rates and a rapid (slow) rate of principal payments may have an adverse (positive) effect on yield to maturity. Payments received for IOs are included in interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity and these adjustments are also included in interest income. Payments received for POs are treated as reductions to the cost and par value of the securities. Any paydown gains or losses associated with the payments received are included in interest income. If the underlying mortgage assets are greater than anticipated payments of principal, a Series may fail to recoup some or all of its initial investment in these securities.
J.
Leveraged Loans
Certain Series may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Series may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. A Series’ investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Series has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Series generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, a Series may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When a Series purchases assignments from lenders it acquires direct rights against the borrower on the loan.
A Series may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally SOFR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased, a Series may pay an assignment fee. On an ongoing basis, a Series may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
A Series may invest in both secured loans and “covenant lite” loans which have few or no financial maintenance covenants that would require a borrower to maintain certain financial metrics. The lack of financial maintenance covenants in covenant lite loans increases the risk that the applicable Series will experience difficulty or delays in enforcing its rights on its holdings of such loans, which may result in losses, especially during a downturn in the credit cycle.
K.
Warrants
The Series may receive warrants. Warrants are securities that are usually issued together with a debt instrument or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants may be freely transferable and are often traded on major exchanges. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025
exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt instruments. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt instruments at the same coupon rate. A decline in interest rates would permit a Series to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.
L.
Securities Lending
The Series may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York (“BNY”). Under the securities lending policy, when lending securities a Series is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan bringing the collateral market value in line with the required percent. Due to timing of collateral adjustments, the market value of collateral held with respect to a loaned security, may be more or less than the value of the security on loan.
Collateral may consist of cash and securities issued by the U.S. government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Series net of fees and rebates charged/paid by BNY for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Series under a Master Securities Lending Agreement (“MSLA”) which permits the Series, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Series to the same counterparty against amounts to be received and create one single net payment due to or from the Series.
At December 31, 2025, the securities loaned were subject to a MSLA on a net payment basis as follows:
Series	Value of Securities on Loan	Cash Collateral Received(1)	Net Amount(2)
KAR Equity Income Series	$1,536	$1,536	$ —
SGA International Growth Series	4,210	4,210	—

(1)
Collateral received in excess of the value of securities on loan is not presented in this table. The cash collateral received in connection with securities lending transactions has been used for the purchase of securities as disclosed in the Series’ Schedule of Investments.

(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.
The following table reflects a breakdown of investments made from cash collateral received from lending activities and the remaining contractual maturity of those transactions as of December 31, 2025 for the Series:
Series	Investment of Cash Collateral	Overnight and Continuous
KAR Equity Income Series	Money Market Mutual Fund	$1,579
SGA International Growth Series	Money Market Mutual Fund	4,337

M.
Segment Reporting
Accounting Standards Codification (“ASC”) 280, Segment Reporting, established disclosure requirements relating to operating segments in financial statements. The Series have adopted FASB ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which is intended to enhance reportable operating segment disclosure requirements. Operating segments are defined as components of a reporting entity about which separate financial information, including disclosures about income and expenses, is available that is regularly evaluated by the chief operating decision maker (“CODM”) in deciding how to allocate resources and assess its performance. The Trust is organized with series, each of which is structured as an investment company and represents a single operating segment. Subject to the oversight and, when applicable, approval of the Trust’s Board of Trustees, each Series’ Adviser acts as the respective Series’ CODM. The CODM monitors the Series operating results as a whole, and the Series long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on its defined investment objective. The financial information provided to and reviewed by the CODM is consistent with that presented in the Series financial statements. Adoption of the new standard impacted the Series financial statement note disclosures only and did not affect any Series financial position or the results of its operations.

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025
Note 3. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.
Investment Adviser
Virtus Investment Advisers, LLC (“Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Series. The Adviser manages the Series’ investment programs and general operations of the Series, including oversight of the Series’ subadvisers.
As compensation for its services to the Series, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of each Series:

Series	First $250 Million	Next $250 Million	Over $500 Million
KAR Capital Growth Series	0.70%	0.65%	0.60%
KAR Equity Income Series	0.70	0.65	0.60
Newfleet Multi-Sector Intermediate Bond Series	0.50	0.45	0.40
SGA International Growth Series	0.75	0.70	0.65
Tactical Allocation Series	0.55	0.50	0.45

	First $1 Billion	Next $1 Billion	Over $2 Billion
Duff & Phelps Real Estate Securities Series	0.75%	0.70%	0.65%

	First $1 Billion	$1+ Billion
KAR Small-Cap Growth Series	0.85%	0.80%

	First $400 Million	$400+ Million to $1 Billion	Over $1 Billion
KAR Small-Cap Value Series	0.90%	0.85%	0.80%
B.
Subadvisers
The subadvisers manage the investments of each Series for which they are paid a fee by the Adviser. A list of the subadvisers and the Series they serve as of the end of the year is as follows:

Series	Subadviser
Duff & Phelps Real Estate Securities Series	DPIM(1)
KAR Capital Growth Series	KAR(2)
KAR Equity Income Series	KAR(2)
KAR Small-Cap Growth Series	KAR(2)
KAR Small-Cap Value Series	KAR(2)
Series	Subadviser
Newfleet Multi-Sector Intermediate Bond Series	Newfleet(3)
SGA International Growth Series	SGA(4)
Tactical Allocation Series
(Equity Portfolio)	KAR (2)
(Fixed Income Portfolio)	Newfleet (3)
(1) Duff & Phelps Investment Management Co. (“DPIM”), an indirect, wholly-owned subsidiary of Virtus.
(2) Kayne Anderson Rudnick Investment Management, LLC (“KAR”), an indirect, wholly-owned subsidiary of Virtus.
(3) Newfleet Asset Management (“Newfleet”), a division of Virtus Fixed Income Advisers, LLC, an indirect, wholly-owned subsidiary of Virtus.
(4) Sustainable Growth Advisers LP (“SGA”), an indirect, majority-owned subsidiary of Virtus.
C.
Expense Limitations
The Adviser has contractually agreed to limit each Series’ annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through April 30, 2026. Following the contractual period, the Adviser may discontinue these expense limitation arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025
Series	Class A	Class I
Duff & Phelps Real Estate Securities Series	1.10%	0.85%
KAR Capital Growth Series	1.03	N/A
KAR Equity Income Series	0.98	N/A
KAR Small-Cap Growth Series	1.14	0.89
KAR Small-Cap Value Series	1.10	N/A
Newfleet Multi-Sector Intermediate Bond Series	0.94	0.69
SGA International Growth Series	1.14	0.89
Tactical Allocation Series	0.98	N/A

The exclusions include front-end or contingent deferred loads, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.
Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Series must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the year ending December 31:
	Expiration
Series	2026	2027	2028	Total
Virtus Duff & Phelps Real Estate Securities Series
Class A	$51	$51	$69	$171
Class I	6	9	23	38
Virtus KAR Capital Growth Series
Class A	118	133	178	429
Virtus KAR Equity Income Series
Class A	120	112	139	371
Virtus KAR Small-Cap Growth Series
Class A	96	92	117	305
Class I	9	9	3	21
Virtus KAR Small-Cap Value Series
Class A	145	145	155	445
Virtus Newfleet Multi-Sector Intermediate Bond Series
Class A	14	10	33	57
Class I	— (1)	1	2	3
Virtus SGA International Growth Series
Class A	31	36	67	134
Class I	— (1)	— (1)	— (1)	— (1)
Virtus Tactical Allocation Series
Class A	44	36	59	139

(1)	Amount is less than $500 (not in thousands).
During the year ended December 31, 2025, the Adviser recaptured expenses previously waived for the following Series:
Series	Class A	Class I	Total
Newfleet Multi-Sector Intermediate Bond Series	$1	$— (1)	$1

(1)	Amount is less than $500 (not in thousands).
E.
Administrator and Distributor
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator to the Series.
For the year ended December 31, 2025, the Series incurred administration fees totaling $757, which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Series’ shares. Each Series pays VP Distributors distribution and/or service fees under a Board-approved Rule 12b-1 plan, at the annual rate of 0.25% of the average daily net

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025
assets of such Series’ Class A shares. Class I shares are not subject to a Rule 12b-1 plan. For the year ended December 31, 2025, the Series incurred distribution fees totaling $1,917 which are included in the Statements of Operations within the line item “Distribution and service fees.” A portion of these fees was paid to certain insurance companies for marketing and/or shareholder services provided to contract owners. The fees are calculated daily and paid monthly.
F.
Investments with Affiliates
The Series are permitted to purchase assets from or sell assets to certain related affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Series from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.
A summary of the Newfleet Multi-Sector Intermediate Bond Series’ total long-term and short-term purchases and sales of the respective shares of the affiliated investments during the year ended December 31, 2025, is as follows:
	Value, beginning of period	Purchases(2)	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares	Dividend income	Distributions of realized gains
Newfleet Multi-Sector Intermediate Bond Series(1)
Affiliated Mutual Funds—46.4%
Virtus Newfleet ABS MACS(3)	$—	$12,760	$1,745	$(7)	$(76)	$10,932	1,100,856	$585	$—
Virtus Newfleet CMBS MACS(3)	—	5,461	1,110	6	19	4,376	435,829	227	—
Virtus Newfleet Floating Rate MACS(3)	—	10,808	5,454	(72)	(170)	5,112	528,648	395	—
Virtus Newfleet High Yield MACS(3)	—	12,908	2,413	(44)	(138)	10,313	1,051,314	747	—
Virtus Newfleet RMBS MACS(3)	—	10,917	2,691	20	123	8,369	824,519	399	—
Total	$—	$52,854	$13,413	$(97)	$(242)	$39,102		$2,353	$—

(1)
The Newfleet Multi-Sector Intermediate Bond Series does not invest in the underlying funds for the purpose of exercising management or control; however, investments made by the Series within each of its principal investment strategies may represent a significant portion of an underlying fund’s net assets. At
December 31, 2025, the Series was the owner of record of 49% of the Virtus Newfleet High Yield MACS Fund, 33% of the Virtus Newfleet Floating Rate MACS Fund ,
32% of the Virtus Newfleet ABS MACS Fund, 25% of the Virtus Newfleet CMBS MACS Fund and 23% of the Virtus Newfleet RMBS MACS Fund.

(2)	Includes reinvested dividends from income and capital gain distributions.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
A summary of the Tactical Allocation Series’ total long-term and short-term purchases and sales of the respective shares of the affiliated investments(1) during the year ended December 31, 2025, is as follows:
	Value, beginning of period	Purchases(2)	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares	Dividend income	Distributions of realized gains
Tactical Allocation Series(1)
Affiliated Mutual Funds—12.6%
Virtus Newfleet ABS MACS(3)	$—	$2,708	$519	$(2)	$(15)	$2,172	218,695	$122	$—
Virtus Newfleet CMBS MACS(3)	—	1,855	610	2	6	1,253	124,786	70	—
Virtus Newfleet Floating Rate MACS(3)	—	2,039	998	(10)	(33)	998	103,248	69	—

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025
	Value, beginning of period	Purchases(2)	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares	Dividend income	Distributions of realized gains
Tactical Allocation Series(1)
Virtus Newfleet High Yield MACS(3)	$—	$1,095	$44	$(1)	$(19)	$1,031	105,077	$68	$—
Virtus Newfleet RMBS MACS(3)	—	4,147	1,530	12	39	2,668	262,861	136	—
Total	$—	$11,844	$3,701	$1	$(22)	$8,122		$465	$—

(1)
The Tactical Allocation Series does not invest in the underlying funds for the purpose of exercising management or control; however, investments made by the Series within each of its principal investment strategies may represent a significant portion of an underlying fund’s net assets. At December 31, 2025, the Series was the owner of record of less than 10% of all underlying funds.

(2)	Includes reinvested dividends from income and capital gain distributions.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
Outside of Rule 17a-7 transactions, other investments with affiliated issuers are separately reported in this note. An affiliated issuer includes any company in which a Series held 5% or more of a company’s outstanding voting shares at any point during the period, as well as other circumstances where an investment adviser or subadviser to a Series is deemed to exercise, directly or indirectly, a certain level of control over the company.
G.
Trustee Deferred Compensation Plan
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at December 31, 2025.
Note 4. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. government and agency securities and short-term securities) during the year ended December 31, 2025, were as follows:
	Purchases	Sales
Duff & Phelps Real Estate Securities Series	$21,878	$23,703
KAR Capital Growth Series	34,625	67,099
KAR Equity Income Series	18,483	28,940
KAR Small-Cap Growth Series	19,954	33,047
KAR Small-Cap Value Series	4,700	10,638
Newfleet Multi-Sector Intermediate Bond Series	77,978	42,870
SGA International Growth Series	27,716	40,717
Tactical Allocation Series	32,367	31,067
Purchases and sales of long-term U.S. government and agency securities during the year ended December 31, 2025, were as follows:
	Purchases	Sales
Newfleet Multi-Sector Intermediate Bond Series	$14,338	$7,196
Tactical Allocation Series	2,309	1,121

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025
Note 5. Capital Share Transactions
(reported in thousands)
Transactions in shares of capital stock, during the years ended as indicated below, were as follows:
	Duff & Phelps Real Estate Securities Series				KAR Capital Growth Series
	Year Ended December 31, 2025		Year Ended December 31, 2024		Year Ended December 31, 2025		Year Ended December 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	413	$8,645	794	$16,392	79	$2,890	73	$2,672
Reinvestment of distributions	113	2,328	109	2,334	776	27,070	883	33,385
Shares repurchased and cross class conversions	(765)	(15,946)	(1,242)	(25,067)	(873)	(31,491)	(961)	(35,560)
Net Increase / (Decrease)	(239)	$(4,973)	(339)	$(6,341)	(18)	$(1,531)	(5)	$497
Class I
Shares sold and cross class conversions	567	$11,743	1,144	$24,192	—	$—	—	$—
Reinvestment of distributions	42	862	32	699	—	—	—	—
Shares repurchased and cross class conversions	(408)	(8,562)	(618)	(12,794)	—	—	—	—
Net Increase / (Decrease)	201	$4,043	558	$12,097	—	$—	—	$—

	KAR Equity Income Series				KAR Small-Cap Growth Series
	Year Ended December 31, 2025		Year Ended December 31, 2024		Year Ended December 31, 2025		Year Ended December 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	79	$1,001	124	$1,500	91	$1,959	61	$1,611
Reinvestment of distributions	470	5,959	189	2,356	760	13,428	219	6,033
Shares repurchased and cross class conversions	(1,006)	(12,730)	(1,331)	(15,932)	(410)	(8,938)	(582)	(14,845)
Net Increase / (Decrease)	(457)	$(5,770)	(1,018)	$(12,076)	441	$6,449	(302)	$(7,201)
Class I
Shares sold and cross class conversions	—	$—	—	$—	90	$2,419	102	$2,667
Reinvestment of distributions	—	—	—	—	6	122	19	567
Shares repurchased and cross class conversions	—	—	—	—	(340)	(9,131)	(155)	(4,099)
Net Increase / (Decrease)	—	$—	—	$—	(244)	$(6,590)	(34)	$(865)

	KAR Small-Cap Value Series				Newfleet Multi-Sector Intermediate Bond Series
	Year Ended December 31, 2025		Year Ended December 31, 2024		Year Ended December 31, 2025		Year Ended December 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	105	$1,587	56	$898	767	$6,718	967	$8,416
Reinvestment of distributions	398	5,636	306	5,338	478	4,145	539	4,632
Shares repurchased and cross class conversions	(536)	(8,345)	(1,045)	(17,147)	(1,819)	(16,019)	(2,363)	(20,651)
Net Increase / (Decrease)	(33)	$(1,122)	(683)	$(10,911)	(574)	$(5,156)	(857)	$(7,603)

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025
	KAR Small-Cap Value Series				Newfleet Multi-Sector Intermediate Bond Series
	Year Ended December 31, 2025		Year Ended December 31, 2024		Year Ended December 31, 2025		Year Ended December 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Shares sold and cross class conversions	—	$—	—	$—	74	$650	239	$2,078
Reinvestment of distributions	—	—	—	—	28	240	30	253
Shares repurchased and cross class conversions	—	—	—	—	(56)	(484)	(275)	(2,381)
Net Increase / (Decrease)	—	$—	—	$—	46	$406	(6)	$(50)

	SGA International Growth Series				Tactical Allocation Series
	Year Ended December 31, 2025		Year Ended December 31, 2024		Year Ended December 31, 2025		Year Ended December 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	197	$2,640	275	$3,605	96	$1,257	78	$1,041
Reinvestment of distributions	251	3,334	35	465	776	9,321	560	7,577
Shares repurchased and cross class conversions	(1,092)	(14,787)	(2,078)	(27,194)	(794)	(10,564)	(761)	(10,355)
Net Increase / (Decrease)	(644)	$(8,813)	(1,768)	$(23,124)	78	$14	(123)	$(1,737)
Class I
Shares sold and cross class conversions	—	$—	—	$—	—	$—	—	$—
Reinvestment of distributions	— (1)	5	— (1)	— (2)	—	—	—	—
Net Increase / (Decrease)	— (1)	$5	— (1)	$— (2)	—	$—	—	$—

(1)	Amount is less than 500 shares (not in thousands).
(2)	Amount is less than $500 (not in thousands).
Note 6. 10% Investors
As of December 31, 2025, the Series had individual investor account(s) and/or omnibus investor account(s) (comprised of a group of individual investors), which individually amounted to more than 10% of the total shares outstanding of such Series as detailed below:
	% of Shares Outstanding	Number of Accounts
Duff & Phelps Real Estate Securities Series	57%	3
KAR Capital Growth Series	100	2
KAR Equity Income Series	99	2
KAR Small-Cap Growth Series	97	2
KAR Small-Cap Value Series	99	2
Newfleet Multi-Sector Intermediate Bond Series	93	4
SGA International Growth Series	98	2
Tactical Allocation Series	100	2
Note 7. Credit and Market Risk and Asset Concentration
Local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Series and its investments, including hampering the ability of each Series’ portfolio manager(s) to invest each Series’ assets as intended.
Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025
adverse publicity, investor perceptions or the actions of a few large investors. They may also have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will.
Certain emerging markets may also face other significant internal or external risks, including the risk of war and civil unrest. Each of these factors can affect the value and liquidity of the assets of a Series. Failure to generate adequate earnings from foreign trade would make it difficult for an emerging market country to service foreign debt. Disruptions resulting from social and political factors may cause the securities markets of emerging market countries to close. If this were to occur, the liquidity and value of a Series’ assets invested in corporate debt obligations of emerging market companies would decline.
The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Series from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Series’ liquidity and performance. A Series is unable to receive and repatriate proceeds and/or interest payments due to U.S. and Russian sanctions related to the Russia/Ukraine war.
The markets of the Greater China region functions in many ways as emerging markets and carry the high level of risks associated with emerging markets. The government of China maintains strict currency controls in order to achieve economic, trade and political objectives and regularly intervenes in the currency market. The Chinese government also plays a major role in the country’s economic policies regarding foreign investments. Foreign investors are subject to the risk of loss from expropriation or nationalization of their investment assets and property, governmental restrictions on foreign investments and the repatriation of capital invested. In addition, the rapid growth rate of the Chinese economy over the past several years may not continue, and the trend toward economic liberalization and disparities in wealth may result in social disorder, including violence and labor unrest. These and other factors could have a negative impact on a Series’ performance and increase the volatility of an investment in a Series. Certain securities issued by companies located or operating in China, such as China A-shares, are also subject to trading restrictions, quota limitations and less market liquidity, which could pose risks to a Series.
Sanctions threatened or imposed may result in a decline in the value and liquidity of a Series’ assets. The securities of the Series may be deemed to have a zero value. A Series may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Series will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Series may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Series is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Series’ NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income series may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Series’ investments in securities of issuers located in emerging market countries. Redemptions by large investors may have a negative impact on a Series’ liquidity.
For all these reasons, investments in emerging markets may be considered speculative. To the extent that a Series invests a significant portion of its assets in a particular emerging market, the Series will be more vulnerable to financial, economic, political and other developments in that country, and conditions that negatively impact that country will have a greater impact on the Series as compared with a fund that does not have its holdings concentrated in a particular country.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadviser to accurately predict risk.
Certain Series may invest in ETFs, which may expose the Series to the risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the Series of owning shares of the ETF will exceed those the Series would incur by investing in such securities directly.
Certain Series may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Series, positive or negative, than if the Series did not concentrate its investments in such sectors.
At December 31, 2025, the following Series held securities issued by various companies in specific sectors as detailed below:
	Sector	Percentage of Total Investments
KAR Capital Growth Series	Information Technology	33%
KAR Small-Cap Growth Series	Financials	30
KAR Small-Cap Value Series	Industrials	44

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025
	Sector	Percentage of Total Investments
KAR Small-Cap Value Series	Financials	27
Note 8. Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its Series. In addition, in the normal course of business, the Trust and the Series enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Series’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Series and that have not occurred. However, neither the Trust nor the Series have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 9. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Series will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities. At December 31, 2025, the Series did not hold any securities that were restricted.
Note 10. Redemption Facility
($ reported in thousands)
The Series and certain other affiliated funds are parties to a $250,000 unsecured line of credit agreement dated September 18, 2017, as amended (“Credit Agreement”) with a commercial bank. During the reporting period, the Credit Agreement was renewed with $35,000 of the total line of credit of $250,000 being allocated to one other affiliated fund and $215,000 being available to the Series and certain other affiliated funds. Unless renewed, the Credit Agreement will terminate on July 2, 2026. The Credit Agreement allows the Series to borrow cash from the bank to manage large, unexpected redemptions and trade fails, up to a limit of one-third or one-fifth, as applicable, of the Series’ total net assets in accordance with the terms of the agreement. Each Series, that is a party to the Credit Agreement is individually and not jointly, liable for its borrowings, if any. The lending bank could require repayment of outstanding borrowings upon certain circumstances such as an event of default. Interest is charged at the higher of the SOFR or the Federal Funds Rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the year ended December 31, 2025, are included in the “Interest expense and/or commitment fees” line on the Statements of Operations.
The following Series had outstanding loans during the year. The borrowings were valued at cost, which approximates fair value.
Series	Interest Incurred on Borrowing	Average Borrowing	Weighted Average Interest Rate	Days Outstanding
Duff & Phelps Real Estate Securities Series	$— (1)	$1,200	5.37%	1
KAR Equity Income Series	— (1)	1,000	5.39	3

(1)	Amount is less than $500 (not in thousands).
Note 11. Federal Income Tax Information
($ reported in thousands)
At December 31, 2025, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:
Series	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Duff & Phelps Real Estate Securities Series	$74,161	$29,595	$ (2,917)	$26,678
KAR Capital Growth Series	93,925	141,405	(1,809)	139,596
KAR Equity Income Series	57,736	19,009	(1,500)	17,509
KAR Small-Cap Growth Series	42,415	9,164	(2,379)	6,785
KAR Small-Cap Value Series	28,513	23,162	(1,346)	21,816
Newfleet Multi-Sector Intermediate Bond Series	81,256	1,867	(1,055)	812
SGA International Growth Series	78,506	24,203	(2,753)	21,450
Tactical Allocation Series	49,681	15,615	(2,442)	13,173

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025
Certain Series have capital loss carryforwards available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the year ended December 31, 2025, the Series’ capital loss carryovers were as follows:

Series	Short-Term	Long-Term
Newfleet Multi-Sector Intermediate Bond Series	$700	$9,744
The components of distributable earnings on a tax basis and certain tax attributes for the Series consist of the following:
Series	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Late Year Ordinary Losses Deferred	Post-October Capital Loss Deferred	Capital Loss Deferred
Duff & Phelps Real Estate Securities Series	$320	$69	$ —	$ —	$ —
KAR Capital Growth Series	—	8,451	—	—	—
KAR Equity Income Series	—	—	—	174	—
KAR Small-Cap Growth Series	—	—	2	850	—
KAR Small-Cap Value Series	61	302	—	—	—
Newfleet Multi-Sector Intermediate Bond Series	343	—	—	140	10,444
SGA International Growth Series	110	2,344	—	—	—
Tactical Allocation Series	160	1,295	—	—	—

The differences between the book and tax basis of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions, if any, are reported as ordinary income for federal tax purposes. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.
The tax character of dividends and distributions paid during the years ended December 31, 2025 and 2024, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
Duff & Phelps Real Estate Securities Series
12/31/25	$3,040	$150	$3,190
12/31/24	2,763	270	3,033
KAR Capital Growth Series
12/31/25	—	27,070	27,070
12/31/24	—	33,385	33,385
KAR Equity Income Series
12/31/25	2,039	3,920	5,959
12/31/24	2,321	35	2,356
KAR Small-Cap Growth Series
12/31/25	—	13,550	13,550
12/31/24	—	6,600	6,600
KAR Small-Cap Value Series
12/31/25	236	5,400	5,636
12/31/24	338	5,000	5,338
Newfleet Multi-Sector Intermediate Bond Series
12/31/25	4,385	—	4,385
12/31/24	4,885	—	4,885
SGA International Growth Series
12/31/25	1,369	1,970	3,339
12/31/24	262	203	465
Tactical Allocation Series
12/31/25	1,644	7,677	9,321
12/31/24	1,881	5,696	7,577
Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. Permanent reclassifications can arise from differing treatment of certain income and gain transactions and nondeductible current year net operating losses. These adjustments have no impact on net assets or net asset value per share of the Series. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future.

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025
Note 12. Regulatory Matters and Litigation
From time to time, the Trust, the Series, the Adviser and/or the subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 13. Mixed and Shared Funding
Shares of the Series are not directly offered to the public. Shares of the Series are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by participating insurance companies. The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in U.S. federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. The Trust’s Trustees do not foresee any such differences or disadvantages at this time. However, the Trust’s Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in the Series, or shares of another Series may be substituted.
Note 14. Subsequent Events
Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were available for issuance, and has determined that the following subsequent events require recognition or disclosure in these financial statements.
Effective January 1, 2026, a new expense limitation of 1.10% and 0.85% went into effect through April 30, 2027 for Class A and Class I shares, respectively, for the SGA International Growth Series.
Effective January 1, 2026, a new expense limitation of 0.95% went into effect for Class A shares for the Tactical Allocation Series through April 30, 2027.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Virtus Variable Insurance Trust and Shareholders of Virtus Duff & Phelps Real Estate Securities Series, Virtus KAR Capital Growth Series, Virtus KAR Equity Income Series, Virtus KAR Small-Cap Growth Series, Virtus KAR Small-Cap Value Series, Virtus Newfleet Multi-Sector Intermediate Bond Series, Virtus SGA International Growth Series and Virtus Tactical Allocation Series
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Virtus Duff & Phelps Real Estate Securities Series, Virtus KAR Capital Growth Series, Virtus KAR Equity Income Series, Virtus KAR Small-Cap Growth Series, Virtus KAR Small-Cap Value Series, Virtus Newfleet Multi-Sector Intermediate Bond Series, Virtus SGA International Growth Series and Virtus Tactical Allocation Series (constituting Virtus Variable Insurance Trust, hereafter collectively referred to as the “Funds”) as of December 31, 2025, the related statements of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2025 and each of the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 23, 2026

We have served as the auditor of one or more of the investment companies in the Virtus group of investment companies since at least 1977. We have not been able to determine the specific year we began serving as auditor.

VIRTUS VARIABLE INSURANCE TRUST
OTHER INFORMATION
December 31, 2025
FORM N-CSR ITEM 8 - Changes in and Disagreements with Accountants
None
FORM N-CSR ITEM 9 - Proxy Disclosure
None
FORM N-CSR ITEM 10 - Remuneration Paid to Trustees
($ reported in thousands)
For the year ended December 31, 2025, the Series incurred independent Trustee’s fees totaling $57 which are included in the Statement of Operations within the line item “Trustees fees and expenses”. No remuneration was paid to the officers or affiliated trustee.
FORM N-CSR ITEM 11 – Statement Regarding Basis for Approval of Investment Advisory Contract

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS DUFF & PHELPS REAL ESTATE SECURITIES SERIES, VIRTUS KAR CAPITAL GROWTH SERIES, VIRTUS KAR EQUITY INCOME SERIES, VIRTUS KAR SMALL-CAP GROWTH SERIES, VIRTUS KAR SMALL-CAP VALUE SERIES, VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES, VIRTUS SGA INTERNATIONAL GROWTH SERIES, AND VIRTUS TACTICAL ALLOCATION SERIES (INDIVIDUALLY AND COLLECTIVELY, THE “SERIES”) BY THE BOARD OF TRUSTEES

The Board of Trustees (the “Board”) of Virtus Variable Insurance Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, LLC (“VIA”) and of each subadvisory agreement (each, a “Subadvisory Agreement” and collectively, the “Subadvisory Agreements” and together with the Advisory Agreements, the “Agreements”) among the Trust, VIA and Duff & Phelps Investment Management Co. (“Duff & Phelps”), with respect to Virtus Duff & Phelps Real Estate Securities Series; among the Trust, VIA and Kayne Anderson Rudnick Investment Management, LLC (“KAR”), with respect to Virtus KAR Capital Growth Series, Virtus KAR Equity Income Series, Virtus KAR Small-Cap Growth Series, Virtus KAR Small-Cap Value Series and Virtus Tactical Allocation Series (domestic equity portion and international equity portion only); among the Trust, VIA and Virtus Fixed Income Advisers, LLC, operating through its division Newfleet Asset Management (“Newfleet”), with respect to Virtus Newfleet Multi-Sector Intermediate Bond Series and Virtus Tactical Allocation Series (fixed income assets portion only); and among the Trust, VIA and Sustainable Growth Advisers LP (“SGA”), with respect to Virtus SGA International Growth Series (each of Duff & Phelps, KAR, Newfleet, and SGA, a “Subadviser” and collectively, the “Subadvisers”). At meetings held on August 27, 2025, October 30, 2025, and November 17-18, 2025 (the “Meetings”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered the continuation of each Agreement, as further discussed below. The Agreements were approved at the November 17-18, 2025 meeting.
In connection with the approval of the Agreements, the Independent Trustees and independent legal counsel requested and evaluated information provided by VIA and each Subadviser which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of each applicable Series and its respective shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadvisers, including quarterly performance reports prepared by management containing reviews of investment results, compliance reports, and periodic presentations from the Subadvisers with respect to the Series they manage. The Board noted the affiliation of each Subadviser with VIA and any potential conflicts of interest.
The Board was separately advised by independent legal counsel throughout the process. Prior to the Meetings, the Independent Trustees met with their independent legal counsel to evaluate information provided by management. For each Agreement, the Board considered each of the relevant factors with respect to the applicable Series and its shareholders. The Independent Trustees also submitted written information requests to VIA and the Subadvisers and considered the responses provided. In its deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
In considering whether to approve the renewal of the Agreements with respect to each Series, the Board reviewed and analyzed the factors it deemed relevant, including: (a) the nature, extent and quality of the services provided to the Series by VIA and each of the Subadvisers; (b) the performance of the Series as compared to an appropriate peer group and an appropriate index and comparable funds/accounts; (c) the level and method of computing the Series’ advisory and subadvisory fees, and comparisons of the Series’ advisory fee rates and total expenses with those of a group of funds with similar investment strategies; (d) the profitability of VIA under the Advisory Agreement; (e) any “fall-out” benefits to VIA, the Subadvisers and their affiliates (i.e., ancillary benefits realized by VIA, the Subadvisers or their affiliates from VIA’s or the applicable Subadviser’s relationship with the Trust); (f) the anticipated effect of growth in size on the Series’ performance and expenses; (g) fees paid to VIA and the Subadvisers by comparable funds/accounts, as applicable; (h) possible conflicts of interest; and (i) the terms of the Agreements.
Nature, Extent and Quality of Services
In response to the Independent Trustees’ request, the Trustees received in advance of the Meetings information provided by VIA and each Subadviser, including completed questionnaires, concerning a number of topics, including, among other items, such company’s investment philosophy, investment process and strategies, resources and personnel, operations, compliance structure and procedures, and overall performance. In considering the Advisory Agreement with VIA, the Board considered that VIA is responsible for management of the Series’ investment programs and for evaluating and selecting

VIRTUS VARIABLE INSURANCE TRUST
OTHER INFORMATION (Continued)
December 31, 2025
subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining, or replacing subadvisers, subject to shareholder approval, as applicable. In considering the Advisory Agreement with VIA, the Board considered VIA’s process for supervising and managing the Series’ subadvisers, including (a) VIA’s ability to select and monitor subadvisers; (b) VIA’s ability to provide the services necessary to monitor a subadviser’s compliance with the Series’ respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Series; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services provided by VIA and its affiliates to the Series; (e) VIA’s supervision of the Series’ other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA serve as administrator, transfer agent and distributor of the Series. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties to the Series and other funds managed through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer regarding the Series’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.
With respect to the services provided by each of the Subadvisers, the Board considered information provided to the Board by each Subadviser, as well as information provided throughout the past year. With respect to the Subadvisory Agreements, the Board noted that each Subadviser provided portfolio management, compliance with the respective Series’ investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and each Subadviser’s management of the respective Series is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Series’ prospectuses and statement of additional information. In considering the renewal of the Subadvisory Agreements, the Board also considered each Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the respective Series; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and use of soft dollars. The Board also took into account each Subadviser’s risk assessment and monitoring process. The Board noted each Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.
After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and each Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the applicable Series.
Investment Performance
The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report for the Series prepared by Broadridge (the “Broadridge Report”), an independent third-party provider of investment company data, furnished in connection with the contract renewal process. The Broadridge Report presented each Series’ performance relative to a peer group of other mutual funds (the “Performance Universe”), as selected by Broadridge, and relevant indexes. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on each Series’ performance. The Board noted that it also reviews on a quarterly basis detailed information about both the Series’ performance results and portfolio compositions, as well as each Subadviser’s investment strategy(ies). The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadviser. The Board also noted each Subadviser’s performance record with respect to each applicable Series. The Board was mindful of VIA’s focus on each Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Series. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Series.
The Board considered, among other performance data, including the performance of comparable funds/accounts managed by the Adviser and Subadviser, if any, the information set forth below with respect to the performance of each Series for the period ended March 31, 2025. The Board also reviewed comparisons of each Series’ contractual and net management fee and net total expense levels to those of its peer universe as of April 30, 2025 when considering Series performance.
Virtus Duff & Phelps Real Estate Securities Series. The Board noted that the Series outperformed the median of its Performance Universe for the 1-, 3-, 5-, and 10-year periods. The Board also noted that the Series underperformed its benchmark for the 3- and 5-year periods and outperformed its benchmark for the 1- and 10-year periods. The Board also noted that the Series underperformed both the median of its Performance Universe and its benchmark for the quarter ended March 31, 2025.
The Board also noted that the Series’ performance was in the first quintile of the Performance Universe for the 1-, 5-, and 10-year periods and the second quintile of the Performance Universe for the 3-year period.
Virtus KAR Capital Growth Series. The Board noted that the Series underperformed both the median of its Performance Universe and its benchmark for the 1-, 3-, 5-, and 10-year periods. The Board also noted that the Series outperformed both the median of its Performance Universe and its benchmark for the quarter ended March 31, 2025.
The Board also noted that the Series’ performance was in the fourth quintile of the Performance Universe for the 1- and 10-year periods and the fifth quintile of the Performance Universe for the 3- and 5-year periods.
Virtus KAR Equity Income Series. The Board noted that the Series outperformed both the median of its Performance Universe and its benchmark for the 1-year period. The Board also noted that the Series underperformed both the median of its Performance Universe and its benchmark for the 3-, 5-, and 10-year periods. The Board also noted that the Series outperformed both the median of its Performance Universe and its benchmark for the quarter ended March 31, 2025.

VIRTUS VARIABLE INSURANCE TRUST
OTHER INFORMATION (Continued)
December 31, 2025
The Board also noted that the Series’ performance was in the second quintile of the Performance Universe for the 1-year period and the fifth quintile of the Performance Universe for the 3-, 5- and 10-year periods.
Virtus KAR Small-Cap Growth Series. The Board noted that the Series outperformed the median of its Performance Universe for the 1-, and 10-year periods, that the Series’ performance was equal to the median of its Performance Universe for the 3-year period, and that the Series underperformed the median of its Performance Universe for the 5-year period. The Board also noted that the Series outperformed its benchmark for the 1- and 10-year periods and underperformed its benchmark for the 3- and 5-year periods. The Board also noted that the Series outperformed both the median of its Performance Universe and its benchmark for the quarter ended March 31, 2025.
The Board also noted that the Series’ performance was in the second quintile of the Performance Universe for the 1-year period, the third quintile of the Performance Universe for the 3-year period, the fifth quintile of the Performance Universe for the 5-year period, and the first quintile of the Performance Universe for the 10-year period.
Virtus KAR Small-Cap Value Series. The Board noted that the Series outperformed the median of its Performance Universe for the 1-, 3-, 5-, and 10-year periods. The Board also noted that the Series outperformed its benchmark for the 1-, 3-, and 10-year periods and underperformed its benchmark for the 5-year period. The Board also noted that the Series outperformed both the median of its Performance Universe and its benchmark for the quarter ended March 31, 2025.
The Board also noted that the Series’ performance was in the first quintile of the Performance Universe for the 1-, 3-, 5- and 10-year periods.
Virtus Newfleet Multi-Sector Intermediate Bond Series. The Board noted that the Series underperformed the median of its Performance Universe for the 1-year period and outperformed the median of its Performance Universe for the 3-, 5-, and 10-year periods. The Board also noted that the Series outperformed its benchmark for the 1-, 3-, 5-, and 10-year periods. The Board also noted that the Series underperformed both the median of its Performance Universe and its benchmark for the quarter ended March 31, 2025.
The Board also noted that the Series’ performance was in the third quintile of the Performance Universe for the 1- and 3-year periods and the second quintile of the Performance Universe for the 5- and 10-year periods.
Virtus SGA International Growth Series. The Board noted that the Series underperformed both the median of its Performance Universe and its benchmark for the 1-, 3-, 5-, and 10-year periods. The Board also noted that the Series underperformed both the median of its Performance Universe and its benchmark for the quarter ended March 31, 2025.
The Board also noted that the Series’ performance was in the fourth quintile of the Performance Universe for the 1- and 5-year periods and the fifth quintile of the Performance Universe for the 3- and 10-year periods.
Virtus Tactical Allocation Series. The Board noted that the Series outperformed the median of its Performance Universe for the 1- and 10-year periods and underperformed the median of its Performance Universe for the 3- and 5-year periods. The Board also noted that the Series underperformed its benchmark for the 1-, 3-, 5-, and 10-year periods. The Board also noted that the Series underperformed the median of its Performance Universe and outperformed its benchmark for the quarter ended March 31, 2025.
The Board also noted that the Series’ performance was in the second quintile of the Performance Universe for the 1-year period, the fifth quintile of the Performance Universe for the 3-year period, and the third quintile of the Performance Universe for the 5- and 10-year periods.
The Board also considered management’s discussion about the reasons for each applicable Series’ performance relative to its peer group or benchmark, including the reasons discussed for any underperformance and/or actions taken to address the underperformance The Board also considered Management’s discussion of any limitations on the comparability of the peer funds presented, if applicable.
Management Fees and Total Expenses
The Board considered the fees charged to the Series for advisory services as well as the total expense levels of the Series. This information included comparisons of each Series’ contractual and net management fee and net total expense level to those of its peer universe (the “Expense Universe”) and ranked according to quintile (the first quintile being lowest and, therefore, most favorable in these expense component rankings, and fifth being highest and, therefore, least favorable in these expense component rankings). In comparing each Series’ net management fee to that of peer funds, the Board noted that in the materials presented by management such fee was comprised of advisory and administration fees. The Board also noted that each of the Series had expense limitations in place to limit the total expenses incurred by the Series and their shareholders, and that VIA had proposed to lower the expense limitations in place for Class A and I shares of Virtus SGA International Growth Series and Class A shares of Virtus Tactical Allocation Series. The Board also noted that any subadvisory fees were paid by VIA out of its advisory fees rather than paid separately by the Series. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of a subadvisory fee. The Board also took into account the size of each of the Series and the impact on expenses and economies of scale. The Adviser and Subadvisers provided, and the Board considered, fee information of comparable funds/accounts managed by the Adviser and Subadvisers, as applicable.
In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to each Series’ fees and expenses. In each case, the Board took into account management’s discussion of the Series’ expenses, including the type and size of the Series relative to the other funds in its Expense Universe.
Virtus Duff & Phelps Real Estate Securities Series. The Board considered that the Series’ net management fee was in the third quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe. The Board also considered that the Series’ gross management fee and net total expenses after waivers were each above the median of the Expense Universe.

VIRTUS VARIABLE INSURANCE TRUST
OTHER INFORMATION (Continued)
December 31, 2025
Virtus KAR Capital Growth Series. The Board considered that the Series’ net management fee and net total expenses after waivers were each in the fourth quintile. The Board also considered that the Series’ gross management fee and net total expenses after waivers were each above the median of the Expense Universe.
Virtus KAR Equity Income Series. The Board considered that the Series’ net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe. The Board also considered that the Series’ gross management fee and net total expenses after waivers were each above the median of the Expense Universe.
Virtus KAR Small-Cap Growth Series. The Board considered that the Series’ net management fee was in the second quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe. The Board also considered that the Series’ gross management fee and net total expenses after waivers were each above the median of the Expense Universe.
Virtus KAR Small-Cap Value Series. The Board considered that the Series’ net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the third quintile of the Expense Universe. The Board also considered that the Series’ gross management fee and net total expenses after waivers were each above the median of the Expense Universe.
Virtus Newfleet Multi-Sector Intermediate Bond Series. The Board considered that the Series’ net management fee was in the second quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe. The Board also considered that the Series’ gross management fee was below the median of the Expense Universe and net total expenses after waivers were above the median of the Expense Universe.
Virtus SGA International Growth Series. The Board considered that the Series’ net management fee was in the second quintile of the Expense Universe and net total expenses after waivers were in the fifth quintile of the Expense Universe. The Board also considered that the Series’ gross management fee and net total expenses after waivers were each above the median of the Expense Universe.
Virtus Tactical Allocation Series. The Board considered that the Series’ net management fee was in the second quintile of the Expense Universe and net total expenses after waivers were in the fifth quintile of the Expense Universe. The Board also considered that the Series’ gross management fee and net total expenses after waivers were each above the median of the Expense Universe.
The Board concluded that the advisory and subadvisory fees for each Series, including any proposed amendments, were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.
Profitability
The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a Series-by-Series basis, of VIA for its management of the Series, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution, transfer agency and administrative services provided to the Series by VIA’s affiliates. In addition to the fees paid to VIA and its affiliates, including the Subadvisers, the Board considered any other benefits derived by VIA or its affiliates from their relationships with the Series. The Board reviewed the methodology used to allocate costs to each Series, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from each was not excessive in light of the quality of the services rendered to the Series by VIA and its affiliates as well as other factors.
In considering the profitability to the Subadvisers in connection with their relationships to the Series, the Board noted that the fees under the Subadvisory Agreements are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Series shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to the affiliated Subadvisers and the profitability to the affiliated Subadvisers, the Board noted that, because such Subadvisers are affiliates of VIA, such profitability might be directly or indirectly shared by VIA.
Economies of Scale
The Board received and discussed information concerning whether VIA realizes economies of scale as the Series’ assets grow. The Board noted that expense limitations were in place for the Series. The Board also took into account management’s discussion of the Series’ advisory fee and subadvisory fee structure. The Board also took into account the current sizes of the Series, among other factors. The Board also noted that VIA had agreed to lower the expense limitations applicable to Class A and I shares of Virtus SGA International Growth Series and Class A shares of Virtus Tactical Allocation Series. The Board also noted that VIA had agreed to implement an extension of each Series’ expense limitations through at least the end of 2026. The Board noted that VIA and the Series may realize certain economies of scale if the assets of the Series were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Series would have an opportunity to benefit from these economies of scale.
With respect to whether the Subadvisers would realize economies of scale as the Series’ assets grow, the Board noted that because the subadvisory fee rate paid by VIA to each Subadviser was a percentage of the net advisory fee, both any increase in the advisory fee due to an increase in assets and any decrease in the advisory fee due to the implementation of expense limitations would affect the subadvisory fees paid to the Subadvisers. As a result, the Board concluded that the Subadvisers would share in any economies of scale realized by VIA.
Other Factors
The Board considered other benefits that may be realized by VIA and each Subadviser and their respective affiliates from their relationships with the applicable Series. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA and the Subadvisers serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Series to compensate it for providing selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VIA and the Subadvisers also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while certain of the

VIRTUS VARIABLE INSURANCE TRUST
OTHER INFORMATION (Continued)
December 31, 2025
Subadvisers are affiliates of VIA, there are no other direct benefits to the Subadvisers or VIA in providing investment advisory services to the Series, other than the fees to be earned under the applicable Agreement(s).
The Board considered that there may be certain indirect or ancillary benefits which may accrue to VIA, the Subadvisers and their affiliates, including (but not limited to): (a) the ability to leverage relationships with service providers to obtain more favorable terms or rates, (b) reputational benefits, (c) the receipt of research products and services acquired through commissions paid on portfolio transactions, and (d) the potential to attract other business.
Conclusion
Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, including any proposed amendments, was in the best interests of each applicable Series and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to each Series.

VIRTUS VARIABLE INSURANCE TRUST
TAX INFORMATION NOTICE (Unaudited)
December 31, 2025
The following information ($ reported in thousands) is being provided in order to meet reporting requirements set forth by the Code and/or to meet state specific requirements. In early 2026, the Series will notify applicable shareholders of amounts for use in preparing 2025 U.S. federal income tax forms. Shareholders should consult their tax advisors.
With respect to distributions paid during the year ended December 31, 2025, the Series designate the following amounts (or, if subsequently determined to be different, the maximum amount allowable):
Series	Dividend Received Deduction % (corporate shareholders)	Long-Term Capital Gain Distributions ($)
Duff & Phelps Real Estate Securities Series	0.00%	$71
KAR Capital Growth Series	0.00	31,269
KAR Equity Income Series	69.10	2,260
KAR Small-Cap Growth Series	0.00	7,409
KAR Small-Cap Value Series	100.00	4,317
Newfleet Multi-Sector Intermediate Bond Series	0.00	—
SGA International Growth Series	3.46	4,314
Tactical Allocation Series	9.01	8,525

VIRTUS VARIABLE INSURANCE TRUST
One Financial Plaza
Hartford, CT 06103-2608
Trustees
Connie D. McDaniel, Chair
George R. Aylward
Donald C. Burke
Sarah E. Cogan
Deborah A. DeCotis
F. Ford Drummond
R. Keith Walton
Brian T. Zino
Principal Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Timothy Branigan, Vice President and Fund Chief Compliance Officer
Jennifer Fromm, Vice President, Chief Legal Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Investment Advisers, LLC
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York
240 Greenwich Street
New York, NY 10286-1048
Independent Registered Public
Accounting Firm
PricewaterhouseCoopers LLP
2001 Market Street
Philadelphia, PA 19103-7042
How to Contact Us
Mutual Fund Services 1-800-367-5877
WebsiteVirtus.com

P.O. Box 534470
Pittsburgh, PA 15253-4470
For more information about Virtus Variable Insurance Trust,
please contact us at 1-800-367-5877, or visit Virtus.com.
8510 02-26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Please refer to the Other Information Section in Item 7(a).

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Please refer to the Other Information Section in Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Please refer to the Other Information Section in Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Please refer to the Other Information Section in Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Disclosure not required for open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s Code of Ethics is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Disclosure not required for open-end management investment companies.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Variable Insurance Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	03/04/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	03/04/2026

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President,
Chief Financial Officer and Treasurer
(principal financial officer)

Date	03/04/2026

* Print the name and title of each signing officer under his or her signature.